Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 21.1%
Technology - 6.6%
Apple, Inc.	18,699	$3,201,456
Microsoft Corp.	9,324	2,944,053
NVIDIA Corp.	2,454	1,067,466
QUALCOMM, Inc.	5,256	583,731
International Business Machines Corp.	4,153	582,666
Texas Instruments, Inc.	3,236	514,556
Applied Materials, Inc.	3,594	497,589
NXP Semiconductor N.V.	2,480	495,802
Microchip Technology, Inc.	6,190	483,130
NetApp, Inc.	5,973	453,231
Broadcom, Inc.	533	442,699
KLA Corp.	946	433,892
Hewlett Packard Enterprise Co.	24,584	427,024
Skyworks Solutions, Inc.	4,008	395,149
Cognizant Technology Solutions Corp. — Class A	3,426	232,077
Lam Research Corp.	231	144,784
Akamai Technologies, Inc.*	1,305	139,035
Cadence Design Systems, Inc.*	553	129,568
Autodesk, Inc.*	620	128,284
Intuit, Inc.	248	126,713
Adobe, Inc.*	243	123,906
Total Technology		13,546,811
Consumer, Non-cyclical - 4.4%
Merck & Company, Inc.	7,466	768,625
UnitedHealth Group, Inc.	1,352	681,665
Amgen, Inc.	2,483	667,331
Pfizer, Inc.	20,089	666,352
Philip Morris International, Inc.	6,753	625,193
Bristol-Myers Squibb Co.	10,202	592,124
Gilead Sciences, Inc.	7,755	581,160
Humana, Inc.	1,124	546,848
HCA Healthcare, Inc.	1,903	468,100
Altria Group, Inc.	10,499	441,483
Incyte Corp.*	7,421	428,711
Molina Healthcare, Inc.*	1,238	405,928
AbbVie, Inc.	2,089	311,386
Vertex Pharmaceuticals, Inc.*	832	289,320
Elevance Health, Inc.	638	277,798
United Rentals, Inc.	586	260,518
Regeneron Pharmaceuticals, Inc.*	174	143,195
Johnson & Johnson	865	134,724
PepsiCo, Inc.	783	132,671
Eli Lilly & Co.	246	132,134
Quest Diagnostics, Inc.	1,081	131,731
Viatris, Inc.	13,218	130,329
PayPal Holdings, Inc.*	2,161	126,332
Organon & Co.	6,785	117,788
Total Consumer, Non-cyclical		9,061,446
Communications - 2.9%
Alphabet, Inc. — Class C*	11,747	1,548,842
Amazon.com, Inc.*	9,250	1,175,860
Cisco Systems, Inc.	12,888	692,859
Meta Platforms, Inc. — Class A*	1,922	577,004
VeriSign, Inc.*	2,306	467,034
Booking Holdings, Inc.*	139	428,669
F5, Inc.*	2,573	414,613
Juniper Networks, Inc.	14,463	401,926
eBay, Inc.	8,952	394,694
Total Communications		6,101,501
Industrial - 2.8%
Caterpillar, Inc.	2,218	605,514
Lockheed Martin Corp.	1,331	544,326
Deere & Co.	1,420	535,880
Northrop Grumman Corp.	1,154	507,979
Illinois Tool Works, Inc.	2,197	505,991
Keysight Technologies, Inc.*	3,612	477,904
Expeditors International of Washington, Inc.	4,119	472,161
Snap-on, Inc.	1,779	453,752
Masco Corp.	8,137	434,923
TE Connectivity Ltd.	3,421	422,596
Otis Worldwide Corp.	4,263	342,361
Textron, Inc.	4,266	333,345
Allegion plc	1,984	206,733
Total Industrial		5,843,465
Consumer, Cyclical - 2.2%
Home Depot, Inc.	2,619	791,357
PACCAR, Inc.	6,133	521,427
Cummins, Inc.	2,087	476,796
BorgWarner, Inc.	11,340	457,796
Lennar Corp. — Class A	3,460	388,316
Tesla, Inc.*	1,541	385,589
Ulta Beauty, Inc.*	942	376,282
PulteGroup, Inc.	4,895	362,475
DR Horton, Inc.	3,159	339,498
NVR, Inc.*	55	327,981
Yum! Brands, Inc.	1,065	133,061
Total Consumer, Cyclical		4,560,578
Energy - 1.2%
Exxon Mobil Corp.	8,747	1,028,472
Valero Energy Corp.	3,811	540,057
Marathon Petroleum Corp.	3,421	517,734
EOG Resources, Inc.	2,774	351,632
Total Energy		2,437,895
Financial - 0.9%
Goldman Sachs Group, Inc.	1,815	587,280
Berkshire Hathaway, Inc. — Class B*	1,266	443,480
Visa, Inc. — Class A	1,111	255,541
Capital One Financial Corp.	2,192	212,733
JPMorgan Chase & Co.	1,410	204,478
Synchrony Financial	5,005	153,003
Total Financial		1,856,515
Basic Materials - 0.1%
CF Industries Holdings, Inc.	3,828	328,213
Total Common Stocks
(Cost $41,395,296)		43,736,424

MUTUAL FUNDS† - 77.8%
Guggenheim Strategy Fund III[1]	2,368,785	57,537,794
Guggenheim Variable Insurance Strategy Fund III[1]	2,309,140	56,089,000
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,794,307	27,244,495
Guggenheim Strategy Fund II1	815,733	19,797,847
Total Mutual Funds
(Cost $164,327,987)		160,669,136

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	2,182,687	$2,182,687
Total Money Market Fund
(Cost $2,182,687)		2,182,687
Total Investments - 100.0%
(Cost $207,905,970)		$206,588,247
Other Assets & Liabilities, net - 0.0%		(52,001)
Total Net Assets - 100.0%		$206,536,246

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	30	Dec 2023	$6,489,375	$(318,978)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.80% (Federal Funds Rate + 0.47%)	At Maturity	10/03/23	17,034	$157,505,222	$(5,334,197)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,736,424	$—	$—	$43,736,424
Mutual Funds	160,669,136	—	—	160,669,136
Money Market Fund	2,182,687	—	—	2,182,687
Total Assets	$206,588,247	$—	$—	$206,588,247

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$318,978	$—	$—	$318,978
Equity Index Swap Agreements**	—	5,334,197	—	5,334,197
Total Liabilities	$318,978	$5,334,197	$—	$5,653,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$21,079,040	$11,111,918	$(12,611,900)	$960	$217,829	$19,797,847	815,733	$844,455
Guggenheim Strategy Fund III	54,778,133	2,234,769	–	–	524,892	57,537,794	2,368,785	2,240,223
Guggenheim Ultra Short Duration Fund — Institutional Class	25,924,450	1,023,030	–	–	297,015	27,244,495	2,794,307	1,025,186
Guggenheim Variable Insurance Strategy Fund III	53,430,927	2,168,032	–	–	490,041	56,089,000	2,309,140	2,172,983
	$155,212,550	$16,537,749	$(12,611,900)	$960	$1,529,777	$160,669,136		$6,282,847

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 93.9%
Financial - 18.4%
Berkshire Hathaway, Inc. — Class B*	13,678	$4,791,404
JPMorgan Chase & Co.	31,888	4,624,398
Bank of America Corp.	147,817	4,047,230
Mastercard, Inc. — Class A	7,053	2,792,353
Jefferies Financial Group, Inc.	66,119	2,421,939
Unum Group	39,083	1,922,493
Charles Schwab Corp.	34,239	1,879,721
Ventas, Inc. REIT	44,132	1,859,281
First Horizon Corp.	165,793	1,827,039
Goldman Sachs Group, Inc.	5,570	1,802,285
American Tower Corp. — Class A REIT	10,953	1,801,221
Wells Fargo & Co.	39,933	1,631,662
Synovus Financial Corp.	51,898	1,442,764
STAG Industrial, Inc. REIT	34,679	1,196,772
Markel Group, Inc.*	780	1,148,542
Total Financial		35,189,104
Consumer, Non-cyclical - 18.0%
Johnson & Johnson	23,400	3,644,550
Humana, Inc.	7,086	3,447,481
Ingredion, Inc.	31,921	3,141,027
Tyson Foods, Inc. — Class A	60,213	3,040,154
Medtronic plc	34,609	2,711,961
Archer-Daniels-Midland Co.	33,763	2,546,406
PayPal Holdings, Inc.*	39,093	2,285,377
Encompass Health Corp.	31,362	2,106,272
Merck & Company, Inc.	18,090	1,862,365
Bunge Ltd.	16,341	1,768,913
HCA Healthcare, Inc.	6,743	1,658,643
Quest Diagnostics, Inc.	11,734	1,429,905
Kenvue, Inc.	56,877	1,142,090
Euronet Worldwide, Inc.*	12,016	953,830
Henry Schein, Inc.*	12,789	949,583
Moderna, Inc.*	8,817	910,708
Pfizer, Inc.	26,058	864,344
Total Consumer, Non-cyclical		34,463,609
Energy - 13.3%
Chevron Corp.	34,320	5,787,038
ConocoPhillips	44,111	5,284,498
Diamondback Energy, Inc.	22,484	3,482,322
Coterra Energy, Inc. — Class A	91,049	2,462,876
Pioneer Natural Resources Co.	9,045	2,076,280
Equities Corp.	50,365	2,043,812
Marathon Oil Corp.	69,368	1,855,594
Kinder Morgan, Inc.	95,042	1,575,796
Range Resources Corp.	29,996	972,170
Total Energy		25,540,386
Industrial - 9.1%
Curtiss-Wright Corp.	20,865	4,081,820
Knight-Swift Transportation Holdings, Inc.	52,061	2,610,859
Johnson Controls International plc	48,216	2,565,574
Advanced Energy Industries, Inc.	23,086	2,380,628
Eagle Materials, Inc.	13,566	2,259,010
L3Harris Technologies, Inc.	11,920	2,075,511
Teledyne Technologies, Inc.*	3,621	1,479,468
Total Industrial		17,452,870
Communications - 8.2%
Verizon Communications, Inc.	132,534	4,295,427
Alphabet, Inc. — Class A*	24,718	3,234,598
Comcast Corp. — Class A	66,547	2,950,694
Walt Disney Co.*	22,077	1,789,341
Fox Corp. — Class B	51,667	1,492,143
T-Mobile US, Inc.	7,508	1,051,495
Cisco Systems, Inc.	18,200	978,432
Total Communications		15,792,130
Consumer, Cyclical - 8.0%
Walmart, Inc.	23,914	3,824,566
Ferguson plc	19,086	3,139,074
Delta Air Lines, Inc.	62,440	2,310,280
Lear Corp.	15,549	2,086,676
Whirlpool Corp.	11,825	1,581,003
Southwest Airlines Co.	47,188	1,277,379
MSC Industrial Direct Company, Inc. — Class A	10,556	1,036,071
Total Consumer, Cyclical		15,255,049
Utilities - 6.7%
OGE Energy Corp.	106,476	3,548,845
Edison International	42,789	2,708,116
Pinnacle West Capital Corp.	34,050	2,508,804
Exelon Corp.	61,531	2,325,256
Duke Energy Corp.	19,722	1,740,664
Total Utilities		12,831,685
Basic Materials - 6.1%
Huntsman Corp.	105,501	2,574,224
Nucor Corp.	14,162	2,214,229
Freeport-McMoRan, Inc.	52,034	1,940,348
Westlake Corp.	15,443	1,925,279
DuPont de Nemours, Inc.	21,889	1,632,700
Reliance Steel & Aluminum Co.	5,518	1,446,985
Total Basic Materials		11,733,765
Technology - 6.1%
Microsoft Corp.	7,429	2,345,706
Teradyne, Inc.	22,246	2,234,833
Leidos Holdings, Inc.	23,089	2,127,882
Fiserv, Inc.*	17,379	1,963,132
KLA Corp.	3,709	1,701,170
Amdocs Ltd.	15,609	1,318,805
Total Technology		11,691,528
Total Common Stocks
(Cost $155,434,857)		179,950,126

EXCHANGE-TRADED FUNDS† - 3.4%
iShares Russell 1000 Value ETF	42,314	6,424,112
Total Exchange-Traded Funds
(Cost $6,435,561)		6,424,112

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[1]	6,191,968	$6,191,968
Total Money Market Fund
(Cost $6,191,968)		6,191,968
Total Investments - 100.5%
(Cost $168,062,386)		$192,566,206
Other Assets & Liabilities, net - (0.5)%		(895,651)
Total Net Assets - 100.0%		$191,670,555

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$179,950,126	$—	$—	$179,950,126
Exchange-Traded Funds	6,424,112	—	—	6,424,112
Money Market Fund	6,191,968	—	—	6,191,968
Total Assets	$192,566,206	$—	$—	$192,566,206

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 97.7%
Financial - 17.7%
Berkshire Hathaway, Inc. — Class B*	4,690	$1,642,907
National Australia Bank Ltd.††	55,210	1,024,892
ANZ Group Holdings Ltd.††	55,210	905,496
Goldman Sachs Group, Inc.	2,740	886,582
Credit Agricole S.A.††	71,050	873,685
Banco Bilbao Vizcaya Argentaria S.A.††	107,770	872,313
Intesa Sanpaolo SpA††	326,500	836,371
Citigroup, Inc.	20,060	825,068
Westpac Banking Corp.††	59,330	801,961
Banco Santander S.A.††	206,300	785,729
Mediobanca Banca di Credito Finanziario SpA††	56,340	742,910
Capital One Financial Corp.	7,500	727,875
Swiss Life Holding AG††	1,160	721,822
T. Rowe Price Group, Inc.	6,510	682,704
Public Storage REIT	2,550	671,976
AvalonBay Communities, Inc. REIT	3,636	624,447
Simon Property Group, Inc. REIT	5,640	609,289
Amundi S.A.††,1	9,210	517,379
Legal & General Group plc††	189,310	510,570
AXA S.A.††	17,000	504,451
ASX Ltd.††	9,700	354,791
Mizrahi Tefahot Bank Ltd.	9,700	351,547
Gaming and Leisure Properties, Inc. REIT	7,360	335,248
Healthcare Realty Trust, Inc. REIT	21,800	332,886
Chubb Ltd.	1,524	317,266
Assicurazioni Generali SpA††	14,500	296,027
Allianz AG††	1,210	287,997
Bank Hapoalim BM	29,100	258,811
Loews Corp.	3,800	240,578
Zurich Insurance Group AG††	500	228,808
Boston Properties, Inc. REIT	3,100	184,388
Total Financial		18,956,774
Technology - 16.8%
Microsoft Corp.	10,416	3,288,852
Apple, Inc.	17,535	3,002,167
NVIDIA Corp.	3,980	1,731,260
Texas Instruments, Inc.	6,650	1,057,417
Dell Technologies, Inc. — Class C	14,860	1,023,854
Check Point Software Technologies Ltd.*	6,280	836,999
CGI, Inc.*	8,390	827,235
Intel Corp.	20,864	741,715
Broadcom, Inc.	856	710,976
QUALCOMM, Inc.	5,580	619,715
Lam Research Corp.	970	607,967
Ricoh Company Ltd.††	67,590	583,168
Workday, Inc. — Class A*	2,710	582,243
Skyworks Solutions, Inc.	5,800	571,822
WiseTech Global Ltd.††	12,100	502,253
Cognizant Technology Solutions Corp. — Class A	6,700	453,858
HubSpot, Inc.*	800	394,000
Seiko Epson Corp.††	14,950	234,785
KLA Corp.	480	220,157
Total Technology		17,990,443
Consumer, Non-cyclical - 15.6%
UnitedHealth Group, Inc.	3,324	1,675,928
Amgen, Inc.	4,164	1,119,117
PepsiCo, Inc.	5,823	986,649
Johnson & Johnson	6,187	963,625
Unilever plc††	17,710	875,912
McKesson Corp.	2,006	872,309
HCA Healthcare, Inc.	3,400	836,332
Japan Tobacco, Inc.††	33,600	773,075
Sysco Corp.	11,650	769,482
Colgate-Palmolive Co.	10,739	763,650
Imperial Brands plc††	32,350	656,041
CK Hutchison Holdings Ltd.††	115,032	610,763
Laboratory Corporation of America Holdings	2,950	593,097
Seagen, Inc.*	2,680	568,562
Archer-Daniels-Midland Co.	7,500	565,650
Tyson Foods, Inc. — Class A	10,900	550,341
Thermo Fisher Scientific, Inc.	970	490,985
Cintas Corp.	980	471,390
Cencora, Inc. — Class A	2,468	444,166
Pfizer, Inc.	13,200	437,844
Viatris, Inc.	38,000	374,680
Bristol-Myers Squibb Co.	6,300	365,652
Elevance Health, Inc.	730	317,857
Bunge Ltd.	2,600	281,450
CSL Ltd.††	1,670	269,030
Kimberly-Clark Corp.	710	85,804
Total Consumer, Non-cyclical		16,719,391
Consumer, Cyclical - 14.0%
Walmart, Inc.	7,360	1,177,085
Home Depot, Inc.	3,855	1,164,827
Lowe's Companies, Inc.	4,753	987,863
Sumitomo Corp.††	48,470	967,367
Honda Motor Co., Ltd.††	82,200	924,731
WW Grainger, Inc.	1,160	802,535
General Motors Co.	24,180	797,215
Ford Motor Co.	62,000	770,040
Tesla, Inc.*	2,890	723,136
Sekisui House Ltd.††	34,480	686,206
Aisin Corp.††	18,130	685,047
Ferguson plc	4,100	674,327
Target Corp.	5,500	608,135
Toromont Industries Ltd.	7,230	589,011
Bayerische Motoren Werke AG††	5,630	571,914
Isuzu Motors Ltd.††	39,300	494,068
Fastenal Co.	8,980	490,667
InterContinental Hotels Group plc††	5,300	391,812
Lear Corp.	2,773	372,137
Canadian Tire Corporation Ltd. — Class A	2,910	313,001
Cummins, Inc.	1,210	276,436
Aristocrat Leisure Ltd.††	9,700	253,416
Costco Wholesale Corp.	350	197,736
Total Consumer, Cyclical		14,918,712

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Industrial - 12.5%
AP Moller - Maersk A/S — Class B††	550	$989,415
United Parcel Service, Inc. — Class B	5,730	893,135
Illinois Tool Works, Inc.	3,725	857,905
Canadian National Railway Co.	7,820	847,113
Waste Connections, Inc.	6,090	817,887
Lockheed Martin Corp.	1,908	780,296
FedEx Corp.	2,910	770,917
Builders FirstSource, Inc.*	6,100	759,389
Snap-on, Inc.	2,746	700,395
Nippon Yusen K.K.††	23,170	601,609
Mitsui OSK Lines Ltd.††	19,900	546,837
J.B. Hunt Transport Services, Inc.	2,840	535,397
Arrow Electronics, Inc.*	4,140	518,493
Kawasaki Kisen Kaisha Ltd.††	13,600	464,115
Expeditors International of Washington, Inc.	3,600	412,668
CCL Industries, Inc. — Class B	9,450	396,766
Amphenol Corp. — Class A	4,590	385,514
Garmin Ltd.	3,400	357,680
ACS Actividades de Construccion y Servicios S.A.††	9,700	348,767
Obayashi Corp.††	33,900	298,318
Mettler-Toledo International, Inc.*	210	232,695
Owens Corning	1,700	231,897
Packaging Corporation of America	1,488	228,482
Poste Italiane SpA††,1	21,130	221,928
CH Robinson Worldwide, Inc.	1,900	163,647
Total Industrial		13,361,265
Energy - 6.7%
Phillips 66	9,580	1,151,037
Marathon Petroleum Corp.	5,870	888,366
Woodside Energy Group Ltd.††	36,170	840,954
Valero Energy Corp.	5,630	797,827
HF Sinclair Corp.	10,930	622,245
Ampol Ltd.††	25,270	545,559
Chevron Corp.	2,980	502,488
Cheniere Energy, Inc.	2,700	448,092
ENEOS Holdings, Inc.††	96,900	381,414
Galp Energia SGPS S.A. — Class B††	21,800	322,956
Exxon Mobil Corp.	2,700	317,466
Imperial Oil Ltd.	3,300	275,298
Total Energy		7,093,702
Communications - 5.8%
Alphabet, Inc. — Class C*	15,416	2,032,600
Amazon.com, Inc.*	11,828	1,503,575
Zillow Group, Inc. — Class C*	12,770	589,463
Meta Platforms, Inc. — Class A*	1,460	438,307
HKT Trust & HKT Ltd.††	400,330	417,484
Motorola Solutions, Inc.	1,476	401,826
WPP plc††	35,070	312,351
Nice Ltd.*	1,580	267,487
Verizon Communications, Inc.	7,080	229,463
Total Communications		6,192,556
Utilities - 5.0%
Duke Energy Corp.	10,700	944,382
DTE Energy Co.	7,210	715,809
Centrica plc††	335,300	630,439
Consolidated Edison, Inc.	7,240	619,237
Power Assets Holdings Ltd.††	117,500	567,511
Southern Co.	7,440	481,517
Sempra	4,280	291,168
Emera, Inc.	8,050	281,131
Canadian Utilities Ltd. — Class A	13,000	274,774
Public Service Enterprise Group, Inc.	3,500	199,185
Dominion Energy, Inc.	4,400	196,548
Exelon Corp.	4,650	175,724
Total Utilities		5,377,425
Basic Materials - 3.6%
Nippon Steel Corp.††	37,030	867,550
Nucor Corp.	5,100	797,385
LyondellBasell Industries N.V. — Class A	8,060	763,282
International Paper Co.	16,243	576,139
Steel Dynamics, Inc.	5,100	546,822
Reliance Steel & Aluminum Co.	1,200	314,676
Total Basic Materials		3,865,854
Total Common Stocks
(Cost $102,563,875)		104,476,122

EXCHANGE-TRADED FUNDS† - 0.9%
iShares MSCI EAFE ETF	6,824	470,310
SPDR S&P 500 ETF Trust	1,094	467,663
Total Exchange-Traded Funds
(Cost $968,823)		937,973

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.22%[2]	579,127	579,127
Total Money Market Fund
(Cost $579,127)		579,127
Total Investments - 99.1%
(Cost $104,111,825)		$105,993,222
Other Assets & Liabilities, net - 0.9%		979,215
Total Net Assets - 100.0%		$106,972,437

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	107	Dec 2023	$9,062,231	$213,458
Euro FX Futures Contracts	52	Dec 2023	6,894,875	127,045
British Pound Futures Contracts	45	Dec 2023	3,432,375	94,384
			$19,389,481	$434,887

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $739,307 (cost $806,299), or 0.7% of total net assets.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,374,125	$28,101,997	$—	$104,476,122
Exchange-Traded Funds	937,973	—	—	937,973
Money Market Fund	579,127	—	—	579,127
Currency Futures Contracts**	434,887	—	—	434,887
Total Assets	$78,326,112	$28,101,997	$—	$106,428,109

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	3,356	$1,547
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	8
Total Common Stocks
(Cost $33,447)		1,555

PREFERRED STOCKS†† - 2.5%
Financial - 2.5%
Equitable Holdings, Inc.
4.95%*	550,000	517,639
4.30%	6,825	103,126
Wells Fargo & Co.
3.90%*	450,000	393,007
MetLife, Inc.
3.85%	400,000	370,035
Charles Schwab Corp.
4.00%*	500,000	352,785
Markel Group, Inc.
6.00%*	360,000	347,516
Citigroup, Inc.
4.00%*	200,000	174,950
3.88%*	200,000	170,669
Bank of New York Mellon Corp.
3.75%*	400,000	324,437
JPMorgan Chase & Co.
3.65%*	250,000	218,209
Bank of America Corp.
6.13%*	100,000	95,812
4.38%*	100,000	83,805
Goldman Sachs Group, Inc.
3.80%*	150,000	122,314
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,3	100,000	105,280
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	93,180
Assurant, Inc.
5.25% due 01/15/61	4,000	78,000
Selective Insurance Group, Inc.
4.60%	4,000	65,280
First Republic Bank
4.25%	16,525	2
4.50%	675	–
Total Financial		3,616,046
Total Preferred Stocks
(Cost $4,707,360)		3,616,046

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	684	155
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26[1]	900	54
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	–
Total Warrants
(Cost $2,327)		209

MUTUAL FUNDS† - 4.1%
Guggenheim Total Return Bond Fund — R6-Class[4]	261,983	5,907,713
Total Mutual Funds
(Cost $6,929,076)		5,907,713

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.23%[5]	1,404,097	1,404,097
Total Money Market Fund
(Cost $1,404,097)		1,404,097

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7%
Government Agency - 14.5%
Fannie Mae
5.00% due 05/01/53	2,779,308	2,627,452
5.00% due 06/01/53	2,725,296	2,572,262
5.00% due 04/01/53	1,489,612	1,405,923
3.83% due 05/01/49	1,000,000	800,189
5.50% due 05/01/53	735,703	711,252
2.41% due 12/01/41	1,000,000	630,076
5.00% due 08/01/53	559,614	528,173
4.00% due 07/01/52	462,762	413,347
4.00% due 06/01/52	414,689	372,174
2.00% due 03/01/52	443,394	338,869
2.50% due 10/01/51	395,028	315,334
3.00% due 03/01/52	327,526	271,656
5.00% due 09/01/52	205,922	194,504
Freddie Mac
5.50% due 05/01/53	1,921,843	1,857,972
5.00% due 06/01/53	1,936,362	1,827,821
5.00% due 04/01/53	1,448,053	1,366,785
5.50% due 06/01/53	1,220,578	1,180,508
due 08/01/53[14]	1,091,815	1,043,802
4.00% due 02/01/53	960,018	862,347
5.00% due 09/01/52	539,056	509,123
5.00% due 03/01/53	483,227	456,302
4.00% due 04/01/52	227,758	204,423
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	2,543,716	250,996
Total Government Agency		20,741,290
Residential Mortgage-Backed Securities - 7.8%
PRPM LLC
2022-1, 3.72% due 02/25/27[3,7]	710,204	679,798
2021-5, 1.79% due 06/25/26[3,7]	370,938	342,132
2023-1, 6.88% (WAC) due 02/25/28◊,3	140,758	140,340
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	432,913	425,013
2021-RPL4, 1.80% (WAC) due 12/27/60◊,3	366,949	341,633
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,7]	380,069	353,958

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7% (continued)
Residential Mortgage-Backed Securities - 7.8% (continued)
2021-GS5, 2.25% due 07/25/67[3,7]	374,744	$345,795
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	714,234	658,963
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.55% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	1,192,863	613,615
Ameriquest Mortgage Securities Trust
2006-M3, 5.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	2,032,843	598,949
LSTAR Securities Investment Ltd.
2023-1, 8.81% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,3	364,448	364,199
2021-1, 8.24% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,8	220,143	216,065
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	613,357	498,198
GCAT Trust
2023-NQM3, 6.89% (WAC) due 08/25/68◊,†††,3	500,000	498,059
Towd Point Revolving Trust,
4.83% due 09/25/64[8]	500,000	486,125
Home Equity Loan Trust
2007-FRE1, 5.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	488,316	451,768
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,7]	474,849	425,476
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	412,868	376,018
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,7]	402,545	368,976
First Franklin Mortgage Loan Trust
2006-FF16, 5.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	870,158	357,278
Master Asset-Backed Securities Trust
2006-WMC4, 5.58% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	1,105,391	347,651
NovaStar Mortgage Funding Trust Series
2007-2, 5.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	343,626	330,394
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,7]	317,868	306,651
HarborView Mortgage Loan Trust
2006-14, 5.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	316,676	279,098
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,697,262	237,423
OBX 2023-NQM1 Trust
2022-NQM1, 6.50% (WAC) due 11/25/62◊,3	228,067	224,897
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[3,7]	234,213	211,839
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[3,7]	190,761	177,593
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.47% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	193,712	154,155
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	177,695	153,892
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,7]	91,544	90,997

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7% (continued)
Residential Mortgage-Backed Securities - 7.8% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 3.47% due 06/26/36[7]	33,862	$30,695
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	20,763	20,516
Total Residential Mortgage-Backed Securities		11,108,159
Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2022-LP2, 7.29% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	405,035	387,653
2021-VOLT, 7.45% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	350,000	333,722
GS Mortgage Securities Trust
2020-GC45, 0.78% (WAC) due 02/13/53◊,6	9,872,533	285,515
Life Mortgage Trust
2021-BMR, 7.80% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	245,743	234,839
Extended Stay America Trust
2021-ESH, 7.70% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	237,622	233,744
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,6	5,288,890	93,661
Citigroup Commercial Mortgage Trust
2016-GC37, 1.82% (WAC) due 04/10/49◊,6	2,812,757	85,250
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.57% (WAC) due 01/15/59◊,6	3,251,045	84,220
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48◊,6	5,619,745	73,172
Total Commercial Mortgage-Backed Securities		1,811,776
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	915,238	846,093
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,3	906,811	689,145
Total Military Housing		1,535,238
Total Collateralized Mortgage Obligations
(Cost $38,923,678)		35,196,463

CORPORATE BONDS†† - 23.2%
Financial - 11.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,000,000	724,847
3.25% due 11/15/30	750,000	567,123
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	800,000	752,169
Wilton RE Ltd.
6.00% [2,3,9]	682,000	599,117
JPMorgan Chase & Co.
5.72% due 09/14/33[2]	300,000	288,384
4.49% due 03/24/31[2]	200,000	183,124
2.96% due 05/13/31[2]	135,000	110,919
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	241,430
5.30% due 01/15/29	250,000	231,755
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	470,471
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	275,320
2.90% due 09/16/51[2,3]	200,000	156,758
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	460,337	402,392
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	360,667
2.90% due 12/15/31	50,000	38,428
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	214,086
3.25% due 07/15/27	200,000	172,210
Assurant, Inc.
6.10% due 02/27/26	200,000	198,990
2.65% due 01/15/32	250,000	182,787

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.2% (continued)
Financial - 11.5% (continued)
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	$344,404
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	188,949
2.69% due 06/23/32[2,3]	200,000	153,234
Safehold GL Holdings LLC
2.85% due 01/15/32	271,000	199,067
2.80% due 06/15/31	180,000	134,523
Fidelity National Financial, Inc.
3.40% due 06/15/30	255,000	216,692
2.45% due 03/15/31	150,000	115,658
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	331,920
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	554,000	327,078
Iron Mountain, Inc.
4.50% due 02/15/31[3]	261,000	214,663
5.63% due 07/15/32[3]	125,000	107,913
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	180,830
3.13% due 06/15/31[3]	195,000	138,987
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	314,872
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	310,961
First American Financial Corp.
4.00% due 05/15/30	360,000	304,880
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	253,500
5.50% due 11/15/25[3]	50,000	47,559
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	223,921
2.63% due 10/15/31	100,000	75,991
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	203,210
5.63% due 08/16/32	100,000	93,401
Reinsurance Group of America, Inc.
3.15% due 06/15/30	356,000	294,725
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	279,079
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	370,000	264,351
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	259,974
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	247,737
Mizuho Financial Group, Inc.
5.67% due 05/27/29[2]	250,000	245,814
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	238,465
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	290,000	235,889
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	221,985
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	174,154
4.70% due 09/20/47	50,000	38,943
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	210,502
SBA Communications Corp.
3.13% due 02/01/29	250,000	208,518
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[2]	200,000	190,747
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	189,156
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	183,713
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	110,980
2.96% due 11/16/40	73,000	44,397
2.67% due 11/15/35[2]	27,000	20,228
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	165,044
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	157,081
Bank of America Corp.
2.59% due 04/29/31[2]	190,000	152,682
LPL Holdings, Inc.
4.00% due 03/15/29[3]	174,000	151,704
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	144,792
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	144,309
Capital One Financial Corp.
6.38% due 06/08/34[2]	150,000	141,557
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	190,000	118,522
Prudential Financial, Inc.
3.70% due 10/01/50[2]	130,000	105,727
Lincoln National Corp.
4.38% due 06/15/50	150,000	102,765
Corebridge Financial, Inc.
6.88% due 12/15/52[2]	100,000	95,799
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	110,000	93,295
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	83,659
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	72,405
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	69,541
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	64,812
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	61,276

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.2% (continued)
Financial - 11.6% (continued)
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	$60,455
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	59,731
Kemper Corp.
2.40% due 09/30/30	76,000	56,162
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	47,092
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	50,000	46,705
NFP Corp.
6.88% due 08/15/28[3]	52,000	44,547
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	32,291
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	30,372
Total Financial		16,614,872
Consumer, Non-cyclical - 2.3%
Altria Group, Inc.
3.70% due 02/04/51	350,000	217,621
3.40% due 05/06/30	170,000	145,327
4.45% due 05/06/50	50,000	35,418
CoStar Group, Inc.
2.80% due 07/15/30[3]	430,000	346,470
Children's Hospital Corp.
2.59% due 02/01/50	500,000	286,766
Global Payments, Inc.
2.90% due 05/15/30	210,000	172,163
2.90% due 11/15/31	140,000	109,826
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	250,000	179,252
3.00% due 10/15/30[3]	110,000	84,085
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32	200,000	150,876
4.38% due 02/02/52	100,000	66,458
Royalty Pharma plc
3.55% due 09/02/50	310,000	189,472
BAT Capital Corp.
3.98% due 09/25/50	300,000	188,281
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	200,000	163,129
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	150,771
California Institute of Technology
3.65% due 09/01/19	225,000	137,748
Quanta Services, Inc.
2.90% due 10/01/30	163,000	132,949
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	118,523
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	116,913
JBS USA LUX S.A. / JBS USA Food Company / JBS Luxembourg SARL
6.75% due 03/15/34[3]	100,000	97,299
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	74,782
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	67,511
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	43,000	35,269
Central Garden & Pet Co.
4.13% due 04/30/31[3]	42,000	34,242
Total Consumer, Non-cyclical		3,301,151
Industrial - 1.8%
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	397,967
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	384,184
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	316,750
Flowserve Corp.
3.50% due 10/01/30	270,000	225,107
2.80% due 01/15/32	100,000	76,514
Owens Corning
3.88% due 06/01/30	320,000	282,673
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	156,142
2.38% due 08/09/28	150,000	123,264
Vontier Corp.
2.95% due 04/01/31	350,000	269,947
Weir Group plc
2.20% due 05/13/26[3]	200,000	179,721
Berry Global, Inc.
1.57% due 01/15/26	50,000	45,197
GATX Corp.
3.50% due 03/15/28	50,000	44,893
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	32,484
Total Industrial		2,534,843
Consumer, Cyclical - 1.7%
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	339,527
5.14% due 03/15/52	200,000	148,608
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	217,552
5.75% due 04/23/30	190,000	184,195

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.2% (continued)
Consumer, Cyclical - 1.7% (continued)
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	367,000	$370,984
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	299,802
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	262,500	260,085
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	224,000	217,571
Ferguson Finance plc
4.65% due 04/20/32[3]	200,000	179,578
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	138,719
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	93,989	77,816
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	98,000	60,949
Total Consumer, Cyclical		2,495,386
Communications - 1.7%
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	280,778
9.63% due 12/15/30	100,000	117,784
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	247,830
Level 3 Financing, Inc.
3.63% due 01/15/29[3]	330,000	184,800
3.75% due 07/15/29[3]	100,000	55,895
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	228,540
Paramount Global
4.95% due 05/19/50	320,000	216,751
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	193,033
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	200,000	172,584
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	145,884
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	144,110
Altice France S.A.
5.13% due 07/15/29[3]	200,000	142,181
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	141,543
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	55,000	46,275
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	56,000	42,541
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	29,894
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	16,000	13,804
Total Communications		2,404,227
Technology - 1.4%
Broadcom, Inc.
4.93% due 05/15/37[3]	277,000	238,754
2.45% due 02/15/31[3]	300,000	234,481
4.15% due 11/15/30	206,000	182,461
3.19% due 11/15/36[3]	26,000	18,668
Oracle Corp.
5.55% due 02/06/53	180,000	157,709
3.95% due 03/25/51	217,000	148,763
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	250,000	205,910
Leidos, Inc.
2.30% due 02/15/31	250,000	192,257
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	200,000	191,050
Qorvo, Inc.
4.38% due 10/15/29	119,000	104,653
3.38% due 04/01/31[3]	100,000	79,207
MSCI, Inc.
3.63% due 11/01/31[3]	150,000	122,712
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	100,000	97,560
Twilio, Inc.
3.63% due 03/15/29	38,000	31,812
Total Technology		2,005,997
Energy - 1.3%
BP Capital Markets plc
4.88% [2,9]	760,000	679,002
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	328,000	238,655
ITT Holdings LLC
6.50% due 08/01/29[3]	248,000	210,210
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	200,000	195,160
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	138,738
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	100,538
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	99,836
NuStar Logistics, LP
5.63% due 04/28/27	100,000	95,273

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 23.2% (continued)
Energy - 1.3% (continued)
Parkland Corp.
4.63% due 05/01/30[3]	100,000	$85,248
Total Energy		1,842,660
Basic Materials - 1.0%
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	193,155
2.63% due 09/10/30[3]	200,000	159,768
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	189,979
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	211,000	179,399
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	174,268
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	170,000	152,387
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[3]	150,000	136,642
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	115,098
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	100,000	99,502
Valvoline, Inc.
4.25% due 02/15/30[3]	50,000	49,101
Total Basic Materials		1,449,299
Utilities - 0.4%
AES Corp.
3.95% due 07/15/30[3]	220,000	189,622
Enel Finance International N.V.
5.00% due 06/15/32[3]	200,000	180,936
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	169,533
Total Utilities		540,091
Total Corporate Bonds
(Cost $41,322,960)		33,188,526

ASSET-BACKED SECURITIES†† - 22.2%
Collateralized Loan Obligations - 13.0%
Octagon Investment Partners 49 Ltd.
2021-5A B, 7.12% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 01/15/33◊,3	1,750,000	1,728,475
BXMT Ltd.
2020-FL2 AS, 6.60% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	1,000,000	911,204
2020-FL3 C, 8.00% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	250,000	219,687
Woodmont Trust
2020-7A A1A, 7.47% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,3	1,000,000	997,237
Cerberus Loan Funding XXX, LP
2020-3A A, 7.42% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	1,000,000	996,534
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,3	1,000,000	989,082
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.91% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	986,197
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.13% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	500,000	492,456
2021-3A B, 7.42% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	482,659
LCCM Trust
2021-FL3 A, 6.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	600,000	586,329
2021-FL3 AS, 7.25% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	400,000	379,331
LoanCore Issuer Ltd.
2021-CRE6 C, 7.75% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	476,443
2019-CRE2 AS, 6.95% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 05/15/36◊,3	299,608	293,148
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.93% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	771,639	767,009

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,10]	1,000,000	$732,245
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.51% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	720,264
STWD Ltd.
2019-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,3	750,000	694,441
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	682,454	678,543
Cerberus Loan Funding XL LLC
2023-1A A, 7.71% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	500,000	499,971
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.91% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	500,000	499,965
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.22% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	496,893
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	500,000	495,708
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.27% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	493,174
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,3	493,432	487,364
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	478,152
Golub Capital Partners CLO 54M L.P
2021-54A C, 8.28% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	476,343
CHCP Ltd.
2021-FL1 C, 7.55% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,3	500,000	476,190
KREF
2021-FL2 C, 7.45% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	468,514
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.24% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	250,000	246,247
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.26% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	201,406	200,548
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.97% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,3	64,569	64,377
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,10]	162,950	1,636
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,10]	600,000	60
Total Collateralized Loan Obligations		18,516,426
Transport-Aircraft - 1.8%
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	436,012	378,349
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	413,206	354,221
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	374,272	329,367

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Transport-Aircraft - 1.8% (continued)
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	337,636	$304,314
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	359,955	296,556
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	341,684	289,129
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	230,924	213,023
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	196,989	195,720
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	194,382	174,241
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	71,692	67,015
Total Transport-Aircraft		2,601,935
Net Lease - 1.8%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,078,117	992,873
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	244,283	235,710
2020-1, 2.28% due 07/15/60[3]	224,863	197,435
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	498,229	358,440
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	348,979	325,111
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	294,273
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	247,135	197,514
Total Net Lease		2,601,356
Whole Business - 1.8%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	970,000	859,104
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	495,000	460,151
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	488,750	403,444
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	328,125	316,238
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]	248,125	216,988
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	237,601	186,477
Five Guys Funding LLC
2017-1A, 4.60% due 07/25/47[3]	98,500	96,713
Total Whole Business		2,539,115
Financial - 1.4%
KKR Core Holding Company LLC
4.00% due 08/12/31†††	536,679	464,005
Project Onyx I
due 01/26/27†††,14	450,000	450,020
Madison Avenue Secured Funding Trust
2023-1, 7.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3	350,000	350,000
Lightning A
5.50% due 03/01/37†††	204,261	185,447
Thunderbird A
5.50% due 03/01/37†††	201,333	182,771
Project Onyx II
due 01/26/27†††,14	150,000	149,994
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	132,242	127,549
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	130,939	123,783
Total Financial		2,033,569
Infrastructure - 0.8%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]	500,000	475,989
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[3]	250,000	219,553
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	250,000	218,684

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Infrastructure - 0.8% (continued)
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	250,000		$217,750
Total Infrastructure			1,131,976
Single Family Residence - 0.6%
FirstKey Homes 2021-SFR1 Trust
2021-SFR1, 1.79% due 08/17/38[3]	600,000		527,086
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	150,000		138,991
2020-SFR2, 4.00% due 10/19/37[3]	150,000		138,239
2020-SFR2, 3.37% due 10/19/37[3]	100,000		91,399
Total Single Family Residence			895,715
Transport-Container - 0.5%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	366,369		312,872
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	250,000		204,768
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	164,586		149,496
Total Transport-Container			667,136
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	750,000		647,792
Total Asset-Backed Securities
(Cost $33,519,368)			31,635,020

U.S. GOVERNMENT SECURITIES†† - 19.0%
U.S. Treasury Notes
4.13% due 07/31/28	7,490,000		7,328,497
3.38% due 05/15/33[11]	7,590,000		6,883,181
4.00% due 02/29/28	2,060,000		2,006,730
3.88% due 08/15/33	1,200,000		1,133,813
2.75% due 02/15/28	650,000		601,148
3.75% due 06/30/30	520,000		493,553
U.S. Treasury Bonds
due 05/15/53[12,13]	17,470,000		4,625,811
due 11/15/52[12,13]	3,400,000		918,612
due 02/15/52[12,13]	3,180,000		866,190
due 02/15/46[12,13]	2,455,000		822,669
due 05/15/44[12,13]	2,145,000		781,215
due 11/15/44[12,13]	490,000		173,927
United States Treasury Inflation Indexed Bonds
1.25% due 04/15/28[15]	407,632		387,676
1.38% due 07/15/33[15]	191,229		176,809
Total U.S. Government Securities
(Cost $30,311,449)			27,199,831

SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Consumer, Cyclical - 0.8%
MB2 Dental Solutions LLC
11.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	423,260		418,401
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	347,375		342,383
Zephyr Bidco Ltd.
9.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	200,000	240,452
Pacific Bells LLC
10.15% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	90,264		88,995
New Trojan Parent, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	97,750		50,993
Total Consumer, Cyclical			1,141,224
Financial - 0.4%
Higginbotham Insurance Agency, Inc.
10.92% (1 Month Term SOFR + 5.35%, Rate Floor: 5.35%) due 11/24/28†††	195,645		193,732
10.92% (1 Month Term SOFR + 5.35%, Rate Floor: 5.35%) due 11/25/26†††	93,357		92,444
Jane Street Group LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	125,211		124,741
Citadel Securities, LP
7.93% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/29/30	99,750		99,439
HighTower Holding LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28	55,322		55,183
Total Financial			565,539
Technology - 0.3%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	300,000	359,170

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0% (continued)
Technology - 0.3% (continued)
RLDatix
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	129,574	$127,150
Total Technology		486,320
Consumer, Non-cyclical - 0.3%
Quirch Foods Holdings LLC
10.45% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	146,864	146,039
Mission Veterinary Partners
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28	147,000	145,346
Southern Veterinary Partners LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27	105,721	104,961
HAH Group Holding Co. LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	34,095	33,612
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	24,374	23,883
Total Consumer, Non-cyclical		453,841
Industrial - 0.2%
Mileage Plus Holdings LLC
10.80% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	187,500	194,552
Air Canada
9.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28	49,418	49,407
Total Industrial		243,959
Total Senior Floating Rate Interests
(Cost $3,007,871)		2,890,883

FEDERAL AGENCY BONDS†† - 1.2%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	797,507
5.38% due 04/01/56	750,000	742,697
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	500,000	128,327
Total Federal Agency Bonds
(Cost $2,556,599)		1,668,531

MUNICIPAL BONDS†† - 0.4%
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	355,556	341,573
New York - 0.1%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	198,617
Total Municipal Bonds
(Cost $661,370)		540,190

	Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,900,000	7,809
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,850,000	7,709
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	3,900,000	2,444
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	3,900,000	2,444
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,950,000	3,904
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,600,000	3,204
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,900,000	1,190
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,600,000	1,002
Total OTC Options Purchased
(Cost $96,418)			29,706
Total Investments - 100.3%
(Cost $163,476,020)			$143,278,770

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,16 - (0.0)%
Put Swaptions on:
Interest Rate Swaptions
Barclays Bank plc 5-Year Interest Rate Swap Expiring October 2023 with exercise rate of 3.93%	USD	2,350,000	$(46,920)
Total OTC Interest Rate Swaptions Written
(Premiums received $16,215)			(46,920)
Other Assets & Liabilities, net - (0.3)%			(450,106)
Total Net Assets - 100.0%			$142,781,744

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	1,400,000	$(21,943)	$6,336	$(28,279)
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR1,600,000	(22,305)	(12,012)	(10,293)
							$(44,248)	$(5,676)	$(38,572)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$5,000,000	$(205,446)	$291	$(205,737)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(296,468)	97	(296,565)
								$(501,914)	$388	$(502,302)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	GBP	Sell	507,000	633,259 USD	10/16/23	$14,641

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.93%	10/16/23	3.93%	$2,350,000	$(46,920)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $56,439,909 (cost $63,322,616), or 39.5% of total net assets.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of September 30, 2023.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2023. See table below for additional step information for each security.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $702,250 (cost $1,422,141), or 0.5% of total net assets — See Note 6.
[9]	Perpetual maturity.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2023, the total market value of segregated or earmarked securities was $6,883,181.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	Security is unsettled at period end and does not have a stated effective rate.
[15]	Face amount of security is adjusted for inflation.
[16]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,547	$—	$8		$1,555
Preferred Stocks	—	3,616,046	—		3,616,046
Warrants	209	—	—	*	209
Mutual Funds	5,907,713	—	—		5,907,713
Money Market Fund	1,404,097	—	—		1,404,097
Collateralized Mortgage Obligations	—	33,852,311	1,344,152		35,196,463
Corporate Bonds	—	32,527,372	661,154		33,188,526
Asset-Backed Securities	—	29,852,783	1,782,237		31,635,020
U.S. Government Securities	—	27,199,831	—		27,199,831
Senior Floating Rate Interests	—	1,699,986	1,190,897		2,890,883
Federal Agency Bonds	—	1,668,531	—		1,668,531
Municipal Bonds	—	540,190	—		540,190
Options Purchased	—	29,706	—		29,706
Forward Foreign Currency Exchange Contracts**	—	14,641	—		14,641
Total Assets	$7,313,566	$131,001,397	$4,978,448		$143,293,411

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$46,920	$—	$46,920
Credit Default Swap Agreements**	—	38,572	—	38,572
Interest Rate Swap Agreements**	—	502,302	—	502,302
Unfunded Loan Commitments (Note 5)	—	—	1,256	1,256
Total Liabilities	$—	$587,794	$1,256	$589,050

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $7,399,236 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$832,223	Yield Analysis	Yield	7.0%-7.3%	7.1%
Asset-Backed Securities	600,014	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	350,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	846,093	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	498,059	Model Price	Purchase Price	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	344,404	Model Price	Purchase Price	—	—
Corporate Bonds	316,750	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	1,190,897	Yield Analysis	Yield	11.2%-11.8%	11.4%
Total Assets	$4,978,448
Liabilities:
Unfunded Loan Commitments	$1,256	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2023, the Fund had securities with a total value of $291,445 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2023:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,918,451	$914,227	$344,600	$1,576,324	$7	$4,753,609	$(1,569)
Purchases/(Receipts)	1,058,757	499,997	350,000	54,686	-	1,963,440	-
(Sales, maturities and paydowns)/Fundings	(1,203,770)	(8,289)	-	(189,890)	-	(1,401,949)	809
Amortization of premiums/discounts	3	(2,616)	-	2,653	-	40	-
Total realized gains (losses) included in earnings	-	-	-	(1,895)	-	(1,895)	-
Total change in unrealized appreciation (depreciation) included in earnings	8,856	(59,167)	(33,446)	40,404	1	(43,352)	760
Transfers into Level 3	-	-	-	-	-	-	(1,256)
Transfers out of Level 3	(60)	-	-	(291,385)	-	(291,445)	-
Ending Balance	$1,782,237	$1,344,152	$661,154	$1,190,897	$8	$4,978,448	$(1,256)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2023	$(21,057)	$(59,167)	$(33,446)	$9,193	$1	$(104,475)	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	12/31/99
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$5,884,003	$198,962	$–	$–	$(175,252)	$5,907,713	261,983	$199,454

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,1	11,609	$14,912
Vector Phoenix Holdings, LP*	11,609	713
API Heat Transfer Parent LLC*	292,731	29
Total Industrial		15,654
Financial - 0.0%
Tensor Ltd.*	9,240	1
Total Common Stocks
(Cost $88,565)		15,655

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	16,438
Total Preferred Stocks
(Cost $28,949)		16,438

EXCHANGE-TRADED FUNDS† - 2.7%
SPDR Blackstone Senior Loan ETF	41,700	1,748,481
Total Exchange-Traded Funds
(Cost $1,760,867)		1,748,481

MONEY MARKET FUND† - 4.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.20%[2]	3,126,985	3,126,985
Total Money Market Fund
(Cost $3,126,985)		3,126,985

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0%
Consumer, Non-cyclical - 19.9%
Phoenix Newco, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/15/28	554,123	549,717
Nomad Foods Limited
due 11/08/29	520,193	519,777
Cambrex Corp.
8.92% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26	503,116	499,971
Aramark Services, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/27	250,000	249,125
7.93% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/22/30	249,375	248,752
Agiliti
8.25% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/01/30	500,000	497,500
Medline Borrower LP
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/23/28	492,500	490,875
VC GB Holdings I Corp.
8.65% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/21/28	491,250	481,160
Medical Solutions Parent Holdings, Inc.
8.77% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	491,652	474,881
Bombardier Recreational Products, Inc.
7.42% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27	473,342	469,991
Dermatology Intermediate Holdings III, Inc.
9.62% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	388,235	385,420
9.62% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/30/29	72,707	72,180
Grifols Worldwide Operations USA, Inc.
7.42% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	465,476	457,213
Hostess Brands LLC
7.89% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/28/30	449,579	450,047
CHG PPC Parent LLC
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	448,846	444,918
Electron BidCo, Inc.
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/01/28	443,287	441,071
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	448,893	439,852
DaVita, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26	398,952	393,718
Froneri US, Inc.
7.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	393,970	390,700
National Mentor Holdings, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	422,051	374,748
9.24% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	17,906	15,899

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Consumer, Non-cyclical - 19.9% (continued)
Resonetics LLC
9.63% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/28/28	392,965	$385,106
Triton Water Holdings, Inc.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/31/28	391,001	380,573
PlayCore
9.38% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/29/27	331,186	330,153
Hearthside Group Holdings LLC
9.27% (3 Month USD SOFR + 3.69%, Rate Floor: 3.69%) due 05/23/25	375,356	326,143
Fortrea Holdings, Inc.
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/01/30	269,325	268,202
Heritage Grocers Group LLC
12.24% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 08/01/29	249,372	249,165
Topgolf Callaway Brands Corp.
8.92% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30	248,750	247,143
Mamba Purchaser, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/16/28	247,487	246,455
HAH Group Holding Co. LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	246,907	243,409
Kronos Acquisition Holdings, Inc.
9.40% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/22/26	244,606	243,077
Mission Veterinary Partners
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28	245,000	242,244
Del Monte Foods, Inc.
9.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	248,125	240,914
Weber-Stephen Products LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	246,137	221,112
Reynolds Consumer Products LLC
7.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/04/27	208,709	208,354
Energizer Holdings, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27	205,620	204,746
Osmosis Holdings Australia II Pty Ltd.
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	197,766	195,573
Chefs' Warehouse, Inc.
10.17% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	184,667	185,128
Hayward Industries, Inc.
due 05/30/28	133,658	132,599
TGP Holdings LLC
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28	114,159	103,999
Endo Luxembourg Finance Company I SARL
14.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	98,750	70,422
Sigma Holding BV (Flora Food)
8.21% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/02/25	33,724	33,584
Total Consumer, Non-cyclical		13,105,616
Industrial - 17.6%
Mauser Packaging Solutions Holding Co.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	498,750	498,127
LTI Holdings, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	500,668	486,900
TricorBraun Holdings, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	490,283	480,423
Arcline FM Holdings LLC
10.40% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 06/23/28	475,300	471,536
American Bath Group LLC
9.17% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27	494,227	465,088
Berry Global, Inc.
7.29% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/01/26	455,757	455,506

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Industrial - 17.6% (continued)
Anchor Packaging LLC
8.92% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/18/26	445,349	$440,477
Brown Group Holding LLC
9.12% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 07/02/29	248,744	248,343
8.17% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/07/28	192,030	190,069
Hunter Douglas, Inc.
8.89% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29	444,375	432,044
Park River Holdings, Inc.
8.52% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/28/27	442,080	426,006
PECF USS Intermediate Holding III Corp.
9.88% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	462,551	369,421
WP CPP Holdings LLC
9.27% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/30/25	366,991	344,340
FCG Acquisitions, Inc
9.40% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	339,759	336,257
TAMKO Building Products, Inc.
8.90% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/13/30	318,587	316,796
STS Operating, Inc. (SunSource)
9.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/24	294,788	294,640
EMRLD Borrower LP
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	284,822	284,289
API Heat Transfer
16.65% (1 Month Term SOFR (in-kind rate was 16.65%) due 01/01/24†††,3	258,319	236,940
16.43% (1 Month Term SOFR (in-kind rate was 16.43%) due 10/31/23†††,3	46,087	46,087
Fugue Finance LLC
9.92% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/31/28	278,600	278,756
Charter Next Generation, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	278,046	275,266
Atlantic Aviation
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/22/28	273,460	271,273
GYP Holdings III Corp.
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/12/30	250,000	250,470
Service Logic Acquisition, Inc.
9.63% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/29/27	248,087	247,002
Harsco Corporation
7.68% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/10/28	248,096	244,608
Aegion Corp.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 05/17/28	246,304	244,358
USIC Holding, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/12/28	246,485	242,171
Pelican Products, Inc.
9.79% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28	243,503	230,111
Michael Baker International LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 12/01/28	224,429	222,746
Ravago Holdings America, Inc.
8.15% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/04/28	217,041	212,700
Gates Global LLC
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/16/29	207,900	207,748
Pro Mach Group, Inc.
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/31/28	196,056	196,081
DG Investment Intermediate Holdings 2, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/31/28	195,506	191,882
Titan Acquisition Ltd. (Husky)
8.73% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/25	188,999	187,251

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Industrial - 17.6% (continued)
Berlin Packaging LLC
9.20% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/13/28	147,000	$145,242
Mileage Plus Holdings LLC
10.80% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	112,875	117,120
CPM Holdings, Inc.
due 09/22/28	100,379	100,066
CPG International LLC
7.92% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29	99,000	98,876
Air Canada
9.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28	98,750	98,729
DXP Enterprises, Inc.
10.44% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	98,728	98,357
TK Elevator Midco GmbH
9.38% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/30/27	97,284	96,992
Protective Industrial Products, Inc.
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/27	98,488	95,041
Spring Education Group
due 09/28/30	95,000	93,813
Barnes Group, Inc.
8.42% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/03/30	90,000	90,045
Osmose Utility Services, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/23/28	72,644	72,009
United Airlines, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/21/28	63,040	63,055
Bleriot US Bidco LLC
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/28	55,969	55,969
Total Industrial		11,551,026
Consumer, Cyclical - 16.6%
Clarios Global LP
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/30	532,434	530,773
Restaurant Brands
7.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/13/30	528,304	525,995
Guardian US HoldCo LLC
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30	498,750	498,875
Burlington Stores, Inc.
7.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/26/28	498,724	497,687
Match Group, Inc.
7.30% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/27	500,000	497,655
Caesars Entertainment, Inc.
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	497,500	497,192
Fertitta Entertainment LLC
9.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	493,734	488,180
Petco Health And Wellness Company, Inc.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	476,931	470,970
Stars Group (Amaya)
7.90% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/21/26	441,000	440,405
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	438,995	432,410
American Tire Distributors, Inc.
11.81% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	444,375	387,068
PetSmart LLC
9.17% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	343,000	341,590
GoDaddy Operating Co.
7.81% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/10/29	275,000	275,085
Belron Finance US LLC
8.16% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 04/18/29	250,000	249,922
PCI Gaming Authority, Inc.
7.93% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/29/26	250,000	249,657

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Consumer, Cyclical - 16.6% (continued)
Wyndham Hotels & Resorts, Inc.
7.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/24/30	249,375	$249,375
BCPE Empire Holdings, Inc.
10.07% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 12/11/28	249,375	249,126
Thevelia US LLC
9.54% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29	246,875	246,154
AlixPartners, LLP
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/04/28	246,192	245,823
Scientific Games Holdings, LP
8.77% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	246,875	245,228
Congruex Group LLC
11.27% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	246,875	242,555
Eyemart Express LLC
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/31/27	247,180	239,302
Galaxy US Opco, Inc.
10.07% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29	248,125	236,029
CCRR Parent, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28	247,462	235,707
Rent-A-Center, Inc.
8.88% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/17/28	234,313	233,361
Entain Holdings (Gibraltar) Ltd.
8.99% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/31/29	233,323	232,838
Sweetwater Sound
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/07/28†††	237,166	229,458
Ontario Gaming GTA LP
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/01/30	220,524	220,524
Eagle Parent Corp.
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	221,625	214,930
BGIS (BIFM CA Buyer, Inc.)
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/01/26	199,474	198,975
Packers Holdings LLC
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	246,887	145,663
Michaels Stores, Inc.
9.90% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/15/28	159,807	145,496
WIRB - Copernicus Group, Inc.
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/08/27	145,282	143,466
TMF Sapphire Bidco BV
10.37% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 05/03/28	136,648	136,136
New Trojan Parent, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	246,843	128,771
Hanesbrands, Inc.
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/08/30	99,500	97,261
Mavis Tire Express Services TopCo Corp.
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	96,250	95,913
WW International, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28	94,500	71,033
EG Finco Ltd.
9.41% (1 Month SOFR + 4.00%, Rate Floor: 4.00%) due 02/07/28†††	22,193	21,084
9.41% (6 Month Term SOFR + 5.38%, Rate Floor: 5.38%) due 02/07/25†††	10,502	10,476
Total Consumer, Cyclical		10,898,148
Financial - 11.9%
USI, Inc.
due 09/13/30	300,000	299,063
9.14% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/29	207,847	207,529
Delos Aircraft Leasing
7.40% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/27	500,000	500,315

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Financial - 11.9% (continued)
Alliant Holdings Intermediate LLC
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/05/27	496,250	$495,163
AmWINS Group, Inc.
7.68% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/22/28	486,991	483,616
NFP Corp.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/15/27	476,795	470,324
Duff & Phelps
9.14% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	474,525	462,168
Trans Union LLC
7.68% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/01/28	458,460	457,832
Virtu Financial
8.42% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	396,000	392,452
FleetCor Technologies Operating Company LLC
7.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	391,988	390,294
HUB International Ltd.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/20/30	388,894	389,543
Citadel Securities, LP
7.93% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/29/30	357,297	356,183
Jane Street Group LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	276,145	275,109
HarbourVest Partners, LP
8.39% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/20/30	250,000	249,582
Teneo Holdings LLC
10.67% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	248,062	247,690
Focus Financial Partners, LLC
8.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	247,500	246,641
Capstone Borrower, Inc.
9.14% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30	247,628	246,390
Aretec Group, Inc.
9.92% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30	238,800	236,710
Asurion LLC
9.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	243,775	236,462
Worldpay
due 09/21/30	225,000	224,861
Apex Group Treasury LLC
10.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	198,000	198,000
Franchise Group, Inc.
10.31% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	199,776	182,545
Zodiac Pool Solutions LLC
7.34% (1 Month Term SOFR + 1.93%, Rate Floor: 1.93%) due 01/29/29	164,443	163,251
Starwood Property Mortgage LLC
8.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/18/27	122,078	121,824
GIP Pilot Acquisition Partners LP
due 09/15/30	101,430	101,050
Osaic Holdings, Inc.
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/28	95,000	94,852
Jones Deslauriers Insurance Management, Inc.
9.62% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/15/30	90,000	90,169
Total Financial		7,819,618
Technology - 10.8%
Gen Digital, Inc.
7.42% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 09/12/29	858,988	855,552
Indicor LLC
9.89% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	745,752	746,818
Emerald TopCo, Inc. (Press Ganey)
9.18% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/24/26	496,653	476,911
Boxer Parent Company, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/02/25	459,363	458,665

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Technology - 10.8% (continued)
Athenahealth Group, Inc.
8.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/15/29	440,171	$431,232
Planview Parent, Inc.
due 12/17/27	355,577	350,193
Imprivata, Inc.
9.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	246,875	246,566
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	89,541	89,317
Conair Holdings LLC
9.40% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	324,286	309,963
Polaris Newco LLC
9.43% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	319,513	305,477
WEX, Inc.
7.68% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/31/28	298,469	298,675
Peraton Corp.
9.17% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28	286,303	285,410
Atlas CC Acquisition Corp.
9.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	287,302	267,191
CoreLogic, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/28	270,478	249,402
World Wide Technology Holding Co. LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	248,750	248,439
Navicure, Inc.
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/22/26	247,436	247,436
Cloud Software Group, Inc.
9.99% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/29/28	244,230	234,122
Ascend Learning LLC
8.92% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28	245,625	233,842
Sabre GLBL, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	144,845	126,378
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	87,599	76,978
Project Ruby Ultimate Parent Corp.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/10/28	195,000	192,278
Park Place Technologies, LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27	172,342	169,398
CDK Global, Inc.
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	99,250	99,196
Dun & Bradstreet
8.17% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/06/26	89,763	89,566
DCert Buyer, Inc.
9.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	29,692	29,466
Total Technology		7,118,471
Communications - 9.0%
CSC Holdings LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	688,120	650,845
Playtika Holding Corp.
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/13/28	490,977	490,059
Virgin Media Bristol LLC
7.95% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	500,406	485,459
WMG Acquisition Corp.
7.56% (1 Month Term SOFR + 2.13%, Rate Floor: 2.13%) due 01/20/28	450,000	449,564
Altice France SA
10.81% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	469,021	423,409
Ziggo Financing Partnership
7.95% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	390,332
Telenet Financing USD LLC
7.45% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	388,876

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Communications - 9.0% (continued)
Level 3 Financing, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/01/27	387,478		$365,295
McGraw Hill LLC
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28	343,000		335,639
Zayo Group Holdings, Inc.
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527		326,967
Cengage Learning Acquisitions, Inc.
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26	254,134		252,609
Authentic Brands
9.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/21/28	251,287		251,131
Cincinnati Bell, Inc.
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28	248,734		243,799
Flight Bidco, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25	246,753		241,818
Xplornet Communications, Inc.
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28	294,000		229,614
Radiate Holdco LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26	246,859		201,334
Simon & Schuster
due 09/26/30	129,600		128,628
Internet Brands, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/13/24	69,778		69,752
Total Communications			5,925,130
Basic Materials - 4.6%
Arsenal AIC Parent LLC
9.88% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/19/30	529,962		528,415
H.B. Fuller Co.
7.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/15/30	498,747		499,280
Illuminate Buyer LLC
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/27	441,383		439,873
CTEC III GmbH
7.28% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	400,000	417,329
LSF11 A5 HoldCo LLC
9.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/16/28	358,968		353,583
Nouryon USA LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	244,388		241,130
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	90,393		89,113
INEOS Ltd.
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/29/26	146,625		145,818
Vantage Specialty Chemicals, Inc.
10.08% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26	104,213		101,816
W.R. Grace Holdings LLC
9.40% (3 Month USD SOFR + 3.75%, Rate Floor: 4.25%) due 09/22/28	98,250		97,309
Ineos US Finance LLC
8.92% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/18/30	74,813		74,158
Total Basic Materials			2,987,824
Energy - 3.5%
TransMontaigne Operating Company LP
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/17/28	517,453		514,959
Buckeye Partners, LP
7.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/02/26	496,224		495,480
Traverse Midstream Partners LLC
9.22% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/16/28	486,328		484,962
UGI Energy Services LLC
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	247,869		247,115
AL GCX Holdings LLC
8.94% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/17/29	242,735		242,735

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 95.0% (continued)
Energy - 3.5% (continued)
Par Petroleum LLC
9.77% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	149,250	$148,814
BANGL LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	146,746	145,371
Total Energy		2,279,436
Utilities - 1.1%
Calpine Construction Finance Company, LP
7.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/31/30	500,000	496,965
TerraForm Power Operating LLC
7.99% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29	228,589	226,518
Granite Generation LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	10,078	9,848
Total Utilities		733,331
Total Senior Floating Rate Interests
(Cost $63,332,946)		62,418,600

CORPORATE BONDS†† - 0.1%
Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	90,000	85,275
Total Corporate Bonds
(Cost $87,794)		85,275
Total Investments - 102.6%
(Cost $68,426,106)		$67,411,434
Other Assets & Liabilities, net - (2.6)%		(1,688,341)
Total Net Assets - 100.0%		$65,723,093

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	428,000	460,266 USD	10/16/23	$7,440

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $85,275 (cost $87,794), or 0.1% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$15,655	$15,655
Preferred Stocks	—	—	16,438	16,438
Exchange-Traded Funds	1,748,481	—	—	1,748,481
Money Market Fund	3,126,985	—	—	3,126,985
Senior Floating Rate Interests	—	61,676,555	742,045	62,418,600
Corporate Bonds	—	85,275	—	85,275
Forward Foreign Currency Exchange Contracts**	—	7,440	—	7,440
Total Assets	$4,875,466	$61,769,270	$774,138	$67,418,874

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$30	$30

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$15,625	Enterprise Valuation	Valuation Multiple	2.7x-8.1x	2.9x
Common Stocks	29	Model Price	Liquidation Value	—	—
Common Stocks	1	Third Party Pricing	Trade Price	—	—
Preferred Stocks	16,438	Enterprise Valuation	Valuation Multiple	4.8x	—
Senior Floating Rate Interests	459,018	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	283,027	Model Price	Purchase Price	—	—
Total Assets	$774,138
Liabilities:
Unfunded Loan Commitments	$30	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2023, the Fund had securities with a total value of $459,018 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $699,844 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2023:

	Assets					Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks		Total Assets	Unfunded Loan Commitments
Beginning Balance	$696,906	$9,843	$—	*	$706,749	$(7,934)
Purchases/(Receipts)	260,347	—	—		260,347	731
(Sales, maturities and paydowns)/Fundings	(96,364)	—	—		(96,364)	114
Amortization of premiums/discounts	1,166	—	—		1,166	25
Total realized gains (losses) including in earnings	(7,087)	—	—		(7,087)	1,050
Total change in unrealized appreciation (depreciation) included in earnings	127,903	5,812	16,438		150,153	6,014
Transfers into Level 3	459,018	—	—		459,018	(30)
Transfers out of Level 3	(699,844)	—	—		(699,844)	—
Ending Balance	$742,045	$15,655	$16,438		$774,138	$(30)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2023	$96,963	$5,812	$16,438		$119,213	$—

*	Security has a market value of $0.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23
Common Stocks
BP Holdco LLC *	$7,040	$–	$–	$–	$7,872	$14,912	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 22.3%
Industrial - 6.8%
Builders FirstSource, Inc.*	5,045	$628,052
UFP Industries, Inc.	4,991	511,078
Carlisle Companies, Inc.	1,827	473,668
Simpson Manufacturing Company, Inc.	3,139	470,254
Owens Corning	3,446	470,069
Donaldson Company, Inc.	7,414	442,171
Landstar System, Inc.	2,470	437,042
ITT, Inc.	4,385	429,335
Belden, Inc.	4,406	425,399
Lincoln Electric Holdings, Inc.	2,203	400,483
Watts Water Technologies, Inc. — Class A	2,226	384,697
Acuity Brands, Inc.	2,256	384,219
Valmont Industries, Inc.	1,483	356,232
Mueller Industries, Inc.	4,446	334,161
Boise Cascade Co.	3,154	324,988
AGCO Corp.	2,718	321,485
Illinois Tool Works, Inc.	1,364	314,143
Masco Corp.	5,767	308,246
Hubbell, Inc.	942	295,232
Snap-on, Inc.	1,094	279,036
nVent Electric plc	4,953	262,460
Keysight Technologies, Inc.*	1,728	228,632
Timken Co.	3,049	224,071
Universal Display Corp.	1,244	195,296
Advanced Drainage Systems, Inc.	1,454	165,509
Toro Co.	1,942	161,380
Expeditors International of Washington, Inc.	1,340	153,604
Curtiss-Wright Corp.	754	147,505
Graco, Inc.	2,013	146,708
Advanced Energy Industries, Inc.	1,350	139,212
Total Industrial		9,814,367
Consumer, Non-cyclical - 4.0%
United Therapeutics Corp.*	2,810	634,695
H&R Block, Inc.	12,961	558,100
Exelixis, Inc.*	24,237	529,579
Neurocrine Biosciences, Inc.*	3,785	425,813
Humana, Inc.	715	347,862
Jazz Pharmaceuticals plc*	2,635	341,074
Grand Canyon Education, Inc.*	2,702	315,810
Incyte Corp.*	5,278	304,910
Molina Healthcare, Inc.*	887	290,838
Hologic, Inc.*	4,171	289,467
HCA Healthcare, Inc.	1,091	268,364
WEX, Inc.*	1,255	236,053
Lantheus Holdings, Inc.*	3,312	230,118
Shockwave Medical, Inc.*	984	195,914
Encompass Health Corp.	2,897	194,563
Quest Diagnostics, Inc.	1,391	169,507
Darling Ingredients, Inc.*	3,079	160,724
Halozyme Therapeutics, Inc.*	3,932	150,202
Globus Medical, Inc. — Class A*	2,252	111,812
Celsius Holdings, Inc.*	646	110,854
Total Consumer, Non-cyclical		5,866,259
Consumer, Cyclical - 3.8%
Deckers Outdoor Corp.*	911	468,336
Murphy USA, Inc.	1,227	419,303
MSC Industrial Direct Company, Inc. — Class A	4,099	402,317
Gentex Corp.	12,251	398,648
Brunswick Corp.	4,956	391,524
Boyd Gaming Corp.	6,389	388,643
Polaris, Inc.	3,539	368,551
Williams-Sonoma, Inc.	2,169	337,062
Yum! Brands, Inc.	1,964	245,382
Ulta Beauty, Inc.*	556	222,094
Tempur Sealy International, Inc.	4,946	214,359
DR Horton, Inc.	1,984	213,221
Watsco, Inc.	484	182,817
Dolby Laboratories, Inc. — Class A	2,299	182,219
Crocs, Inc.*	2,014	177,695
Visteon Corp.*	1,274	175,901
Cummins, Inc.	657	150,098
AutoNation, Inc.*	887	134,292
Harley-Davidson, Inc.	3,949	130,554
Choice Hotels International, Inc.	988	121,040
Dick's Sporting Goods, Inc.	1,098	119,221
Total Consumer, Cyclical		5,443,277
Technology - 2.9%
Dropbox, Inc. — Class A*	19,827	539,898
Cirrus Logic, Inc.*	4,563	337,479
Lattice Semiconductor Corp.*	3,467	297,919
Super Micro Computer, Inc.*	1,074	294,512
NXP Semiconductor N.V.	1,436	287,085
Microchip Technology, Inc.	3,311	258,424
Teradata Corp.*	4,815	216,771
Qualys, Inc.*	1,414	215,706
KLA Corp.	463	212,360
Manhattan Associates, Inc.*	1,053	208,136
CommVault Systems, Inc.*	3,013	203,709
Dynatrace, Inc.*	3,867	180,705
Cadence Design Systems, Inc.*	664	155,575
Silicon Laboratories, Inc.*	1,294	149,962
Amkor Technology, Inc.	6,342	143,329
Allegro MicroSystems, Inc.*	4,331	138,332
MACOM Technology Solutions Holdings, Inc.*	1,499	122,288
Teradyne, Inc.	976	98,049
Autodesk, Inc.*	455	94,144
Total Technology		4,154,383
Energy - 2.0%
Chord Energy Corp.	2,898	469,679
Southwestern Energy Co.*	72,151	465,374
CNX Resources Corp.*	19,673	444,216
Range Resources Corp.	11,397	369,377
PBF Energy, Inc. — Class A	5,825	311,812
Ovintiv, Inc.	5,255	249,980
Marathon Petroleum Corp.	1,564	236,696
Occidental Petroleum Corp.	2,589	167,974
Coterra Energy, Inc. — Class A	4,564	123,456
Matador Resources Co.	1,722	102,425
Total Energy		2,940,989
Financial - 1.4%
Cathay General Bancorp	9,162	318,467
International Bancshares Corp.	7,160	310,314
SouthState Corp.	4,518	304,333

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 22.3% (continued)
Financial - 1.4% (continued)
East West Bancorp, Inc.	4,602	$242,571
Kinsale Capital Group, Inc.	533	220,731
Affiliated Managers Group, Inc.	1,483	193,294
Interactive Brokers Group, Inc. — Class A	2,193	189,826
RenaissanceRe Holdings Ltd.	781	154,576
Federated Hermes, Inc. — Class B	3,326	112,652
Total Financial		2,046,764
Basic Materials - 0.9%
Olin Corp.	10,184	508,996
NewMarket Corp.	834	379,503
Cabot Corp.	2,772	192,017
Reliance Steel & Aluminum Co.	498	130,591
RPM International, Inc.	1,020	96,706
Total Basic Materials		1,307,813
Communications - 0.5%
VeriSign, Inc.*	1,450	293,669
Motorola Solutions, Inc.	820	223,237
Calix, Inc.*	2,416	110,749
Gen Digital, Inc.	4,936	87,268
Total Communications		714,923
Total Common Stocks
(Cost $30,818,030)		32,288,775

MUTUAL FUNDS† - 75.6%
Guggenheim Strategy Fund III[1]	2,008,933	48,796,984
Guggenheim Variable Insurance Strategy Fund III[1]	1,614,460	39,215,238
Guggenheim Strategy Fund II1	748,868	18,175,038
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	291,580	2,842,902
Total Mutual Funds
(Cost $111,056,133)		109,030,162

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	2,968,128	2,968,128
Total Money Market Fund
(Cost $2,968,128)		2,968,128

Total Investments - 100.0%
(Cost $144,842,291)		$144,287,065
Other Assets & Liabilities, net - 0.0%		(42,615)
Total Net Assets - 100.0%		$144,244,450

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	4	Dec 2023	$865,250	$(42,530)
NASDAQ-100 Index Mini Futures Contracts	3	Dec 2023	892,035	(48,218)
S&P MidCap 400 Index Mini Futures Contracts	10	Dec 2023	2,520,000	(85,276)
			$4,277,285	$(176,024)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	10/03/23	24,717	$111,206,974	$(6,135,007)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company

See Sector Classification in other information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,288,775	$—	$—	$32,288,775
Mutual Funds	109,030,162	—	—	109,030,162
Money Market Fund	2,968,128	—	—	2,968,128
Total Assets	$144,287,065	$—	$—	$144,287,065

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$176,024	$—	$—	$176,024
Equity Index Swap Agreements**	—	6,135,007	—	6,135,007
Total Liabilities	$176,024	$6,135,007	$—	$6,311,031

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$26,262,849	$12,317,560	$(20,665,466)	$90,288	$169,807	$18,175,038	748,868	$997,539
Guggenheim Strategy Fund III	43,164,347	9,219,668	(4,008,600)	(113,186)	534,755	48,796,984	2,008,933	2,007,558
Guggenheim Ultra Short Duration Fund — Institutional Class	2,705,158	106,751	–	–	30,993	2,842,902	291,580	107,158
Guggenheim Variable Insurance Strategy Fund III	39,804,396	1,595,719	(2,550,000)	(72,387)	437,510	39,215,238	1,614,460	1,599,849
	$111,936,750	$23,239,698	$(27,224,066)	$(95,285)	$1,173,065	$109,030,162		$4,712,104

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 86.6%
Vanguard S&P 500 ETF	20,165	$7,918,796
Schwab U.S. Aggregate Bond ETF	113,005	4,998,211
SPDR S&P 500 ETF Trust	9,259	3,958,037
iShares 7-10 Year Treasury Bond ETF	29,604	2,711,430
iShares MSCI EAFE ETF	36,576	2,520,818
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,391	2,488,370
iShares 1-3 Year Treasury Bond ETF	28,819	2,333,474
iShares Core S&P Mid-Cap ETF	8,343	2,080,327
iShares iBoxx High Yield Corporate Bond ETF	79	5,824
iShares Russell 1000 Value ETF	20	3,037
iShares TIPS Bond ETF	29	3,008
iShares Core S&P 500 ETF	2	859
Total Exchange-Traded Funds
(Cost $23,865,518)		29,022,191

MUTUAL FUNDS† - 12.6%
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,110,289
Guggenheim Strategy Fund II1	43,300	1,050,882
Guggenheim Strategy Fund III[1]	42,900	1,042,030
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	105,191	1,025,615
Total Mutual Funds
(Cost $4,343,162)		4,228,816

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	43,603	43,603
Total Money Market Fund
(Cost $43,603)		43,603

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.66% due 10/05/23[3,4]	$230,000	229,899
Total U.S. Treasury Bills
(Cost $229,865)		229,899
Total Investments - 100.0%
(Cost $28,482,148)		$33,524,509
Other Assets & Liabilities, net - 0.0%		12,218
Total Net Assets - 100.0%		$33,536,727

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Dec 2023	$105,320	$(627)
U.S. Treasury 2 Year Note Futures Contracts	2	Dec 2023	405,391	(2,097)
U.S. Treasury 10 Year Note Futures Contracts	8	Dec 2023	864,125	(18,459)
			$1,374,836	$(21,183)

Equity Futures Contracts Purchased†
CAC 40 10 Euro Index Futures Contracts	1	Oct 2023	$75,431	$(1,053)
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2023	173,349	(5,863)
Russell 2000 Index Mini Futures Contracts	14	Dec 2023	1,258,670	(52,708)
MSCI EAFE Index Futures Contracts	23	Dec 2023	2,348,070	(56,158)
			$3,855,520	$(115,782)

Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	1	Dec 2023	$409,194	$9,792
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2023	159,250	5,522
SPI 200 Index Futures Contracts	1	Dec 2023	113,299	3,542
			$681,743	$18,856

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	1	Dec 2023	$84,694	$1,998

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$29,022,191	$—	$—	$29,022,191
Mutual Funds	4,228,816	—	—	4,228,816
Money Market Fund	43,603	—	—	43,603
U.S. Treasury Bills	—	229,899	—	229,899
Equity Futures Contracts**	18,856	—	—	18,856
Currency Futures Contracts**	1,998	—	—	1,998
Total Assets	$33,315,464	$229,899	$—	$33,545,363

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$115,782	$—	$—	$115,782
Interest Rate Futures Contracts**	21,183	—	—	21,183
Total Liabilities	$136,965	$—	$—	$136,965

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,536,185	$–	$(500,000)	$(14,628)	$29,325	$1,050,882	43,300	$59,353
Guggenheim Strategy Fund III	1,032,163	–	–	–	9,867	1,042,030	42,900	41,481
Guggenheim Ultra Short Duration Fund — Institutional Class	1,014,044	–	–	–	11,571	1,025,615	105,191	39,429
Guggenheim Variable Insurance Strategy Fund III	1,100,686	–	–	–	9,603	1,110,289	45,729	43,992
	$4,683,078	$–	$(500,000)	$(14,628)	$60,366	$4,228,816		$184,255

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 95.7%
Financial - 20.0%
JPMorgan Chase & Co.	11,762	$1,705,725
Berkshire Hathaway, Inc. — Class B*	4,561	1,597,718
Unum Group	29,223	1,437,479
Bank of America Corp.	45,454	1,244,531
Jefferies Financial Group, Inc.	29,463	1,079,230
Markel Group, Inc.*	697	1,026,326
Mastercard, Inc. — Class A	2,031	804,093
Ventas, Inc. REIT	18,188	766,260
Wells Fargo & Co.	17,301	706,919
Synovus Financial Corp.	23,249	646,322
First Horizon Corp.	56,722	625,077
Charles Schwab Corp.	10,274	564,043
American Tower Corp. — Class A REIT	3,046	500,915
Prosperity Bancshares, Inc.	9,109	497,169
Goldman Sachs Group, Inc.	1,527	494,091
Stifel Financial Corp.	6,684	410,665
Texas Capital Bancshares, Inc.*	6,699	394,571
Old Republic International Corp.	14,148	381,147
STAG Industrial, Inc. REIT	11,015	380,128
First Merchants Corp.	13,604	378,463
Gaming and Leisure Properties, Inc. REIT	7,190	327,504
Physicians Realty Trust REIT	21,367	260,464
First American Financial Corp.	4,603	260,023
Sun Communities, Inc. REIT	2,052	242,834
Apple Hospitality REIT, Inc.	15,426	236,635
Alexandria Real Estate Equities, Inc. REIT	2,133	213,513
Stewart Information Services Corp.	4,147	181,639
UMB Financial Corp.	2,821	175,043
United Bankshares, Inc.	4,125	113,809
Jones Lang LaSalle, Inc.*	491	69,319
Total Financial		17,721,655
Consumer, Non-cyclical - 17.2%
Ingredion, Inc.	15,668	1,541,731
Humana, Inc.	2,596	1,263,006
Bunge Ltd.	11,472	1,241,844
Johnson & Johnson	7,769	1,210,022
Euronet Worldwide, Inc.*	12,325	978,358
Encompass Health Corp.	13,794	926,405
Tyson Foods, Inc. — Class A	16,562	836,216
Archer-Daniels-Midland Co.	10,876	820,268
Medtronic plc	9,686	758,995
PayPal Holdings, Inc.*	12,789	747,645
Merck & Company, Inc.	6,065	624,392
Quest Diagnostics, Inc.	5,038	613,930
Henry Schein, Inc.*	5,983	444,238
HCA Healthcare, Inc.	1,707	419,888
Kenvue, Inc.	18,876	379,030
Integer Holdings Corp.*	4,278	335,524
Moderna, Inc.*	3,118	322,058
Central Garden & Pet Co. — Class A*	7,922	317,593
LivaNova plc*	5,153	272,491
Enovis Corp.*	5,089	268,343
Pfizer, Inc.	7,912	262,441
ICF International, Inc.	1,592	192,330
Azenta, Inc.*	2,750	138,022
Certara, Inc.*	8,687	126,309
Jazz Pharmaceuticals plc*	640	82,841
Ironwood Pharmaceuticals, Inc. — Class A*	8,172	78,696
Total Consumer, Non-cyclical		15,202,616
Energy - 13.1%
Chevron Corp.	14,038	2,367,087
Pioneer Natural Resources Co.	8,092	1,857,519
ConocoPhillips	13,815	1,655,037
Diamondback Energy, Inc.	9,793	1,516,740
Equities Corp.	21,249	862,284
Coterra Energy, Inc. — Class A	29,092	786,939
Marathon Oil Corp.	24,310	650,292
Kinder Morgan, Inc.	36,763	609,531
Range Resources Corp.	13,787	446,837
Murphy Oil Corp.	7,759	351,871
Patterson-UTI Energy, Inc.	21,280	294,515
Liberty Energy, Inc. — Class A	12,812	237,278
Total Energy		11,635,930
Industrial - 12.1%
Knight-Swift Transportation Holdings, Inc.	21,358	1,071,104
Advanced Energy Industries, Inc.	10,350	1,067,292
Johnson Controls International plc	19,318	1,027,911
Teledyne Technologies, Inc.*	2,007	820,020
Eagle Materials, Inc.	4,555	758,498
Kirby Corp.*	6,945	575,046
Graphic Packaging Holding Co.	20,768	462,711
Curtiss-Wright Corp.	2,348	459,339
L3Harris Technologies, Inc.	2,536	441,568
Summit Materials, Inc. — Class A*	11,199	348,737
PGT Innovations, Inc.*	12,485	346,459
Arcosa, Inc.	4,432	318,661
Mercury Systems, Inc.*	7,737	286,966
Coherent Corp.*	8,484	276,918
MDU Resources Group, Inc.	13,111	256,713
Terex Corp.	4,370	251,799
Esab Corp.	3,380	237,344
Daseke, Inc.*	45,933	235,636
Park Aerospace Corp.	14,655	227,592
EnerSys	2,114	200,133
Littelfuse, Inc.	798	197,361
AZEK Company, Inc.*	6,215	184,834
Plexus Corp.*	1,806	167,922
Sonoco Products Co.	2,930	159,246
GATX Corp.	1,386	150,838
Stoneridge, Inc.*	6,430	129,050
NVE Corp.	958	78,690
Total Industrial		10,738,388
Consumer, Cyclical - 7.6%
Walmart, Inc.	8,159	1,304,869
MSC Industrial Direct Company, Inc. — Class A	11,818	1,159,937
Ferguson plc	6,573	1,081,061
Whirlpool Corp.	5,975	798,858
Lear Corp.	4,900	657,580
Delta Air Lines, Inc.	17,521	648,277

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Consumer, Cyclical - 7.6% (continued)
Southwest Airlines Co.	14,749	$399,255
H&E Equipment Services, Inc.	8,495	366,899
Methode Electronics, Inc.	5,456	124,670
Newell Brands, Inc.	11,444	103,339
Lakeland Industries, Inc.	6,577	99,115
Total Consumer, Cyclical		6,743,860
Utilities - 6.6%
OGE Energy Corp.	44,999	1,499,817
Pinnacle West Capital Corp.	16,818	1,239,150
Edison International	15,015	950,299
Exelon Corp.	20,760	784,520
Duke Energy Corp.	5,623	496,286
Evergy, Inc.	8,047	407,983
Black Hills Corp.	5,546	280,572
NiSource, Inc.	8,451	208,571
Total Utilities		5,867,198
Technology - 6.6%
Teradyne, Inc.	11,150	1,120,129
Leidos Holdings, Inc.	10,336	952,566
Microsoft Corp.	2,329	735,382
Fiserv, Inc.*	5,115	577,790
KLA Corp.	1,131	518,744
Evolent Health, Inc. — Class A*	17,216	468,792
Science Applications International Corp.	4,099	432,608
Amdocs Ltd.	4,891	413,241
MACOM Technology Solutions Holdings, Inc.*	4,023	328,196
LivePerson, Inc.*	35,946	139,830
Silicon Laboratories, Inc.*	929	107,662
Wolfspeed, Inc.*	1,639	62,446
Total Technology		5,857,386
Basic Materials - 6.4%
Huntsman Corp.	45,965	1,121,546
Reliance Steel & Aluminum Co.	4,213	1,104,775
Nucor Corp.	5,980	934,973
Westlake Corp.	7,103	885,531
Freeport-McMoRan, Inc.	15,267	569,307
DuPont de Nemours, Inc.	6,536	487,520
Avient Corp.	8,639	305,130
Ashland, Inc.	2,721	222,251
Total Basic Materials		5,631,033
Communications - 6.1%
Verizon Communications, Inc.	39,044	1,265,416
Comcast Corp. — Class A	22,453	995,566
Alphabet, Inc. — Class A*	7,377	965,354
Fox Corp. — Class B	24,211	699,214
Walt Disney Co.*	6,367	516,045
T-Mobile US, Inc.	2,640	369,732
Cisco Systems, Inc.	6,676	358,902
Ciena Corp.*	3,971	187,670
Luna Innovations, Inc.*	8,726	51,134
Total Communications		5,409,033
Total Common Stocks
(Cost $73,265,492)		84,807,099

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	40,146	21,478
Total Rights
(Cost $–)		21,478

MONEY MARKET FUND† - 4.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[1]	4,193,855	4,193,855
Total Money Market Fund
(Cost $4,193,855)		4,193,855
Total Investments - 100.5%
(Cost $77,459,347)		$89,022,432
Other Assets & Liabilities, net - (0.5)%		(415,203)
Total Net Assets - 100.0%		$88,607,229

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$84,807,099	$—	$—	$84,807,099
Rights	21,478	—	—	21,478
Money Market Fund	4,193,855	—	—	4,193,855
Total Assets	$89,022,432	$—	$—	$89,022,432

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares		Value
COMMON STOCKS†† - 0.8%
Utilities - 0.7%
TexGen Power LLC*		7,929	$210,118
Consumer, Non-cyclical - 0.1%
Cengage Learning Holdings II, Inc.*		2,107	20,280
MEDIQ, Inc.*,†††		92	–
Total Consumer, Non-cyclical			20,280
Energy - 0.0%
Legacy Reserves, Inc.*,†††		1,969	15,752
Permian Production Partners LLC*,†††		9,124	363
Bruin E&P Partnership Units*,†††		6,071	136
Total Energy			16,251
Industrial - 0.0%
BP Holdco LLC*,†††,1		523	672
Vector Phoenix Holdings, LP*,†††		523	32
YAK BLOCKER 2 LLC*,†††		914	9
YAK BLOCKER 2 LLC*,†††		844	8
Total Industrial			721
Financial - 0.0%
Tensor Ltd.*,†††		25,733	3
Total Common Stocks
(Cost $201,767)			247,373

PREFERRED STOCKS†† - 1.5%
Financial - 1.4%
American Equity Investment Life Holding Co.
5.95%		6,000	135,180
Citigroup, Inc.
7.63%		125,000	121,950
Charles Schwab Corp.
4.00%		150,000	105,836
Goldman Sachs Group, Inc.
7.50%		75,000	74,127
Total Financial			437,093
Industrial - 0.1%
YAK BLOCKER 2 LLC *,†††		50,189	12,555
U.S. Shipping Corp.*,†††		24,529	3
Total Industrial			12,558
Total Preferred Stocks
(Cost $1,258,427)			449,651

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[3]		1,632	98
Total Warrants
(Cost $1,347)			98

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[4]		651,664	651,664
Total Money Market Fund
(Cost $651,664)			651,664

		Face Amount~
CORPORATE BONDS†† - 81.1%
Consumer, Non-cyclical - 14.9%
CPI CG, Inc.
8.63% due 03/15/26[5]		351,000	$345,802
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		375,000	340,249
Upbound Group, Inc.
6.38% due 02/15/29[5,6]		375,000	332,812
ADT Security Corp.
4.13% due 08/01/29[5]		250,000	211,377
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]		200,000	196,000
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	117,194
6.75% due 05/15/31[5]		75,000	72,335
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]		179,000	178,804
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]		200,000	175,219
Grifols S.A.
4.75% due 10/15/28[5]		200,000	170,522
DaVita, Inc.
4.63% due 06/01/30[5]		200,000	164,224
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		200,000	160,500
Par Pharmaceutical, Inc.
due 04/01/27[5,7]		225,000	159,750
Post Holdings, Inc.
5.50% due 12/15/29[5]		75,000	67,986
4.63% due 04/15/30[5]		75,000	64,221
5.63% due 01/15/28[5]		25,000	23,634
US Foods, Inc.
7.25% due 01/15/32[5]		150,000	149,849
Carriage Services, Inc.
4.25% due 05/15/29[5]		175,000	149,692
WW International, Inc.
4.50% due 04/15/29[5]		205,000	144,013
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]		107,000	92,287
5.00% due 12/31/26[5]		50,000	45,556
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		225,000	127,954
Castor S.p.A.
9.10% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR	125,000	125,252
Williams Scotsman, Inc.
7.38% due 10/01/31[5]		125,000	124,318
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	125,000	110,531
TriNet Group, Inc.
7.00% due 08/15/31[5]		100,000	99,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.1% (continued)
Consumer, Non-cyclical - 14.9% (continued)
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	$96,248
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]	125,000	88,438
Medline Borrower, LP
5.25% due 10/01/29[5]	100,000	86,430
Service Corporation International
3.38% due 08/15/30	100,000	80,600
Fortrea Holdings, Inc.
7.50% due 07/01/30[5]	75,000	72,976
Central Garden & Pet Co.
4.13% due 04/30/31[5]	75,000	61,147
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	35,000	34,014
9.25% due 04/15/25[5]	7,000	6,860
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	38,000	37,810
Ingles Markets, Inc.
4.00% due 06/15/31[5]	25,000	20,531
Total Consumer, Non-cyclical		4,534,135
Communications - 13.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000	233,116
4.25% due 02/01/31[5]	225,000	179,109
4.50% due 06/01/33[5]	125,000	95,642
4.25% due 01/15/34[5]	100,000	73,628
Altice France S.A.
5.50% due 10/15/29[5]	325,000	233,712
5.13% due 07/15/29[5]	175,000	124,409
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000	186,910
3.63% due 01/15/29[5]	300,000	168,000
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	275,000	237,256
8.00% due 08/01/29[5]	100,000	86,750
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	141,543
4.63% due 12/01/30[5]	200,000	106,331
3.38% due 02/15/31[5]	75,000	51,108
VZ Secured Financing BV
5.00% due 01/15/32[5]	375,000	294,583
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000	247,995
AMC Networks, Inc.
4.25% due 02/15/29	300,000	184,078
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	180,000
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000	94,683
4.13% due 07/01/30[5]	100,000	80,061
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	175,000	167,125
UPC Broadband Finco BV
4.88% due 07/15/31[5]	200,000	162,296
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000	159,261
TripAdvisor, Inc.
7.00% due 07/15/25[5]	125,000	124,763
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	118,368
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	100,000	79,352
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000	63,101
Cable One, Inc.
4.00% due 11/15/30[5]	75,000	57,135
Cengage Learning, Inc.
9.50% due 06/15/24[5]	16,000	16,013
Total Communications		3,946,328
Industrial - 12.3%
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	430,000	332,517
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	200,000	197,500
5.25% due 07/15/28[5]	150,000	134,591
Artera Services LLC
9.03% due 12/04/25[5]	307,059	283,262
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	275,000	261,583
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	175,000	168,829
9.25% due 04/15/27[5]	100,000	87,409
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	275,000	225,554
Enviri Corp.
5.75% due 07/31/27[5]	225,000	197,894
Trinity Industries, Inc.
7.75% due 07/15/28[5]	175,000	176,094
TransDigm, Inc.
6.88% due 12/15/30[5]	175,000	171,595
Emerald Debt Merger Sub LLC
6.63% due 12/15/30[5]	175,000	168,468
Clearwater Paper Corp.
4.75% due 08/15/28[5]	175,000	149,580
Amsted Industries, Inc.
4.63% due 05/15/30[5]	175,000	148,179
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	125,000	117,663
4.25% due 02/01/32[5]	25,000	20,502
Standard Industries, Inc.
4.38% due 07/15/30[5]	150,000	124,230

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.1% (continued)
Industrial - 12.3% (continued)
Ball Corp.
3.13% due 09/15/31	125,000	$97,885
6.00% due 06/15/29	25,000	24,270
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	125,000	120,056
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[5]	100,000	88,750
Calderys Financing LLC
11.25% due 06/01/28[5]	75,000	76,823
Howmet Aerospace, Inc.
5.95% due 02/01/37	75,000	70,420
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000	65,453
GXO Logistics, Inc.
2.65% due 07/15/31	50,000	37,936
1.65% due 07/15/26	25,000	21,967
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	50,000	49,437
Stericycle, Inc.
5.38% due 07/15/24[5]	50,000	49,355
Hillenbrand, Inc.
3.75% due 03/01/31	50,000	40,000
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	25,000	20,656
Total Industrial		3,728,458
Consumer, Cyclical - 12.2%
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	250,000	243,206
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	265,000	238,462
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	250,000	208,683
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	175,000	168,630
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	225,000	166,781
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	175,000	164,027
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	200,000	163,437
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	161,680
Station Casinos LLC
4.63% due 12/01/31[5]	200,000	159,977
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	175,000	150,938
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	150,139
Crocs, Inc.
4.25% due 03/15/29[5]	175,000	144,790
Newell Brands, Inc.
4.70% due 04/01/26	150,000	141,359
Wabash National Corp.
4.50% due 10/15/28[5]	150,000	126,354
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	125,000	126,250
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	150,000	115,719
Hanesbrands, Inc.
4.88% due 05/15/26[5]	125,000	114,595
United Airlines, Inc.
4.63% due 04/15/29[5]	125,000	107,441
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	50,000	50,750
6.75% due 03/15/28[5]	50,000	49,885
Ontario Gaming GTA, LP
8.00% due 08/01/30[5]	100,000	100,000
Air Canada
3.88% due 08/15/26[5]	100,000	90,756
Michaels Companies, Inc.
5.25% due 05/01/28[5]	100,000	79,810
Park River Holdings, Inc.
5.63% due 02/01/29[5]	100,000	76,247
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]	75,000	74,785
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]	67,000	68,983
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	75,000	63,562
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]	75,000	62,140
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 05/15/28[5]	50,000	48,812
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 75,000	48,762
Papa John's International, Inc.
3.88% due 09/15/29[5]	50,000	41,272
Total Consumer, Cyclical		3,708,232
Financial - 9.2%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	450,000	378,903
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	225,000	190,125
5.75% due 06/15/27[5]	125,000	113,137
NFP Corp.
6.88% due 08/15/28[5]	250,000	214,169
8.50% due 10/01/31[5]	75,000	75,114

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.1% (continued)
Financial - 9.2% (continued)
OneMain Finance Corp.
3.88% due 09/15/28	225,000	$180,595
4.00% due 09/15/30	75,000	56,277
USI, Inc.
6.88% due 05/01/25[5]	175,000	173,652
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	200,000	159,474
Hunt Companies, Inc.
5.25% due 04/15/29[5]	200,000	157,081
Assurant, Inc.
7.00% due 03/27/48[2]	150,000	145,314
HUB International Ltd.
7.00% due 05/01/26[5]	100,000	99,780
5.63% due 12/01/29[5]	50,000	43,538
SLM Corp.
3.13% due 11/02/26	150,000	130,109
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	150,000	128,889
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	125,000	127,179
Iron Mountain, Inc.
5.63% due 07/15/32[5]	125,000	107,913
AmWINS Group, Inc.
4.88% due 06/30/29[5]	100,000	87,623
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	76,751
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	85,000	74,141
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000	59,040
Total Financial		2,778,804
Basic Materials - 7.6%
Carpenter Technology Corp.
6.38% due 07/15/28	225,000	217,005
7.63% due 03/15/30	125,000	125,156
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	275,000	252,230
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	275,000	251,273
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	200,000	189,484
INEOS Finance plc
6.75% due 05/15/28[5]	200,000	187,091
Ingevity Corp.
3.88% due 11/01/28[5]	225,000	185,517
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	225,000	180,322
Novelis Corp.
4.75% due 01/30/30[5]	200,000	173,090
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	96,051
4.50% due 06/01/31[5]	75,000	59,409
Valvoline, Inc.
3.63% due 06/15/31[5]	125,000	96,844
4.25% due 02/15/30[5]	25,000	24,550
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	100,000	99,502
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	100,000	94,445
WR Grace Holdings LLC
4.88% due 06/15/27[5]	75,000	68,808
Mirabela Nickel Ltd.
due 06/24/19†††,7,8	390,085	18,529
Total Basic Materials		2,319,306
Energy - 6.9%
Parkland Corp.
4.63% due 05/01/30[5]	250,000	213,120
4.50% due 10/01/29[5]	225,000	192,673
CVR Energy, Inc.
5.75% due 02/15/28[5]	325,000	294,125
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	275,478
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	219,261
6.88% due 01/15/29	50,000	46,533
NuStar Logistics, LP
5.63% due 04/28/27	200,000	190,546
6.00% due 06/01/26	75,000	72,766
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	200,000	196,356
EnLink Midstream LLC
5.38% due 06/01/29	150,000	138,750
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	128,063
Kinetik Holdings, LP
5.88% due 06/15/30[5]	75,000	70,312
Southwestern Energy Co.
5.38% due 02/01/29	50,000	46,049
Basic Energy Services, Inc.
due 10/15/23[7]	168,000	840
Total Energy		2,084,872
Technology - 3.4%
NCR Corp.
5.13% due 04/15/29[5]	250,000	220,265
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[5]	225,000	218,140
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	200,000	199,000
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	150,000	146,438
Entegris Escrow Corp.
4.75% due 04/15/29[5]	100,000	89,901
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	100,000	86,214

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.1% (continued)
Technology - 3.4% (continued)
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	50,000	$41,182
Cloud Software Group, Inc.
6.50% due 03/31/29[5]	25,000	22,108
Total Technology		1,023,248
Utilities - 1.6%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	420,000	412,125
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	75,000	67,077
Total Utilities		479,202
Total Corporate Bonds
(Cost $28,246,398)		24,602,585

SENIOR FLOATING RATE INTERESTS††,◊ - 14.6%
Consumer, Cyclical - 3.6%
First Brands Group LLC
10.88% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	211,947	208,830
American Tire Distributors, Inc.
11.81% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	172,813	150,527
PetSmart LLC
9.17% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	147,000	146,396
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	184,109	135,136
Apro LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/16/26	97,500	97,281
CCRR Parent, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28	97,997	93,342
Holding SOCOTEC
9.56% (3 Month SOFR + 4.00%, Rate Floor: 4.00%) due 06/02/28	73,500	72,765
Flutter Financing B.V.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28	49,500	49,525
Rent-A-Center, Inc.
8.88% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/17/28	46,367	46,179
Sweetwater Sound
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/07/28†††	46,246	44,743
WW International, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/13/28	45,000	33,825
Total Consumer, Cyclical		1,078,549
Industrial - 2.8%
Arcline FM Holdings LLC
10.40% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 06/23/28	171,500	170,142
Dispatch Terra Acquisition LLC
9.79% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	146,747	135,008
Barnes Group, Inc.
8.42% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/03/30	100,000	100,050
Pelican Products, Inc.
9.79% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28	89,719	84,785
Michael Baker International LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 12/01/28	73,688	73,135
Aegion Corp.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 05/17/28	73,522	72,941
PECF USS Intermediate Holding III Corp.
9.88% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	73,811	58,950
TAMKO Building Products, Inc.
8.90% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/13/30	50,000	49,719
Air Canada
9.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28	49,375	49,364
Osmose Utility Services, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/23/28	49,370	48,938
EMRLD Borrower LP
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	17,396	17,364
Total Industrial		860,396
Consumer, Non-cyclical - 2.4%
Quirch Foods Holdings LLC
10.45% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	97,250	96,703

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.6% (continued)
Consumer, Non-cyclical - 2.4% (continued)
National Mentor Holdings, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28		93,184	$82,740
Gibson Brands, Inc.
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28		95,794	79,509
Blue Ribbon LLC
11.44% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28		90,000	75,600
Osmosis Holdings Australia II Pty Ltd.
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28		74,262	73,438
Confluent Health LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/30/28		73,952	70,131
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28		62,542	55,350
Hostess Brands LLC
7.89% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/28/30		49,875	49,927
PlayCore
9.38% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/29/27		50,000	49,844
Balrog Acquisition, Inc.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/05/28†††		49,875	49,501
Kronos Acquisition Holdings, Inc.
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26		24,563	24,547
TGP Holdings LLC
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28		23,526	21,432
Total Consumer, Non-cyclical			728,722
Technology - 1.8%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	150,000	179,585
11.93% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	75,000	89,628
Peraton Corp.
9.17% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28		119,271	118,898
Cloud Software Group, Inc.
9.99% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/29/28		99,439	95,323
Atlas CC Acquisition Corp.
9.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		73,313	68,181
Total Technology			551,615
Communications - 1.7%
Cengage Learning Acquisitions, Inc.
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26		148,119	147,231
Cincinnati Bell, Inc.
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		124,367	121,900
Playtika Holding Corp.
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/13/28		97,750	97,567
Xplornet Communications, Inc.
9.65% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28		122,500	95,672
Flight Bidco, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25		49,351	48,364
Total Communications			510,734
Financial - 1.3%
Citadel Securities, LP
7.93% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/29/30		94,052	93,758
Franchise Group, Inc.
10.31% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26		99,888	91,273
Worldpay
due 09/21/30		75,000	74,953
Teneo Holdings LLC
10.67% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		74,805	74,693
Eisner Advisory Group
10.68% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28		49,001	48,878
Total Financial			383,555
Basic Materials - 0.7%
LTI Holdings, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26		98,598	96,215

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.6% (continued)
Basic Materials - 0.7% (continued)
NIC Acquisition Corp.
9.40% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	87,154	$71,746
Nouryon USA LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	48,836	48,144
Total Basic Materials		216,105
Energy - 0.3%
BANGL LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	86,000	85,194
Permian Production Partners LLC
13.43% (3 Month Term SOFR + 6.00%, Rate Floor: 11.43%) (in-kind rate was 2.00%) due 11/24/25†††,9	18,708	18,615
Total Energy		103,809
Total Senior Floating Rate Interests
(Cost $4,645,219)		4,433,485
Total Investments - 100.1%
(Cost $35,004,822)		$30,384,856
Other Assets & Liabilities, net - (0.1)%		(19,723)
Total Net Assets - 100.0%		$30,365,133

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	GBP	Sell	230,000	287,277 USD	10/16/23	$6,642
Barclays Bank plc	EUR	Sell	230,000	247,339 USD	10/16/23	3,998
Bank of America, N.A.	CAD	Sell	68,000	50,182 USD	10/16/23	93
						$10,733

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Special Purpose Acquisition Company (SPAC).
[4]	Rate indicated is the 7-day yield as of September 30, 2023.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $21,623,011 (cost $24,406,511), or 71.2% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2023, the total market value of segregated or earmarked security was $332,812 — See Note 2.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,529 (cost $353,909), or 0.1% of total net assets — See Note 6.
[9]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$230,398	$16,975	$247,373
Preferred Stocks	—	437,093	12,558	449,651
Warrants	98	—	—	98
Money Market Fund	651,664	—	—	651,664
Corporate Bonds	—	24,584,056	18,529	24,602,585
Senior Floating Rate Interests	—	4,051,413	382,072	4,433,485
Forward Foreign Currency Exchange Contracts**	—	10,733	—	10,733
Total Assets	$651,762	$29,313,693	$430,134	$30,395,589

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3. Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	—	—	—	*	—

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $243,265 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$16,836	Enterprise Valuation	Valuation Multiple	2.7x-8.1x	4.5x
Common Stocks	136	Model Price	Liquidation Value	—	—
Common Stocks	3	Third Party Pricing	Trade Price	—	—
Corporate Bonds	18,529	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	12,555	Enterprise Valuation	Valuation Multiple	4.90%	—
Preferred Stocks	3	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	269,213	Yield Analysis	Yield	11.2%-14.4%	12.3%
Senior Floating Rate Interests	112,859	Third Party Pricing	Broker Quote	—	—
Total Assets	$430,134

*	Inputs are weighted by the fair value of the instruments.

Significant changes in quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2023, the Fund had securities with a total value of $44,743 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $356,518 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$120,477	$559,713	$25,289	$2	$705,481	$(1,511)
Purchases/(Receipts)	-	48,281	-	-	48,281	-
(Sales, maturities and paydowns)/Fundings	-	(46,085)	-	-	(46,085)	70
Amortization of premiums/discounts	(424)	3,060	-	-	2,636	-
Corporate actions	-	-	198	133,427	133,625	-
Total realized gains (losses) included in earnings	-	(5,119)	-	-	(5,119)	283
Total change in unrealized appreciation (depreciation) included in earnings	5,647	26,826	(8,512)	(120,871)	(96,910)	1,158
Transfers into Level 3	-	44,743	-	-	44,743	-
Transfers out of Level 3	(107,171)	(249,347)	-	-	(356,518)	-
Ending Balance	$18,529	$382,072	$16,975	$12,558	$430,134	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2023	$10,727	$2,273	$(8,512)	$(120,871)	$(116,383)	-	*

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23
Common Stocks
BP Holdco LLC *	$317	$–	$–	$–	$355	$672	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 93.4%
Financial - 25.7%
Texas Capital Bancshares, Inc.*	13,731	$808,756
Stifel Financial Corp.	13,103	805,048
Old National Bancorp	54,441	791,572
Unum Group	15,874	780,842
STAG Industrial, Inc. REIT	22,618	780,547
First Merchants Corp.	26,978	750,528
Cathay General Bancorp	21,370	742,821
Banc of California, Inc.	59,918	741,785
MGIC Investment Corp.	39,769	663,745
Physicians Realty Trust REIT	54,266	661,503
LXP Industrial Trust REIT	67,059	596,825
Hanmi Financial Corp.	35,569	577,285
First Horizon Corp.	50,408	555,496
First American Financial Corp.	9,429	532,644
Stewart Information Services Corp.	11,745	514,431
Prosperity Bancshares, Inc.	8,912	486,417
Apple Hospitality REIT, Inc.	30,185	463,038
Hancock Whitney Corp.	12,214	451,796
Simmons First National Corp. — Class A	23,197	393,421
Old Republic International Corp.	13,251	356,982
UMB Financial Corp.	5,372	333,333
Sunstone Hotel Investors, Inc. REIT	35,434	331,308
Independent Bank Group, Inc.	7,348	290,614
Synovus Financial Corp.	9,959	276,860
First Hawaiian, Inc.	12,966	234,036
United Bankshares, Inc.	8,031	221,575
United Community Banks, Inc.	8,606	218,679
RMR Group, Inc. — Class A	7,220	177,034
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	127,883
Total Financial		14,666,804
Industrial - 21.5%
Kirby Corp.*	12,130	1,004,364
Arcosa, Inc.	11,657	838,139
Moog, Inc. — Class A	6,196	699,900
Summit Materials, Inc. — Class A*	22,256	693,052
Advanced Energy Industries, Inc.	6,700	690,904
Knight-Swift Transportation Holdings, Inc.	13,527	678,379
Mercury Systems, Inc.*	18,276	677,857
PGT Innovations, Inc.*	21,399	593,822
Sonoco Products Co.	10,651	578,882
Belden, Inc.	5,787	558,735
Curtiss-Wright Corp.	2,816	550,894
Terex Corp.	9,210	530,680
MDU Resources Group, Inc.	26,414	517,186
Daseke, Inc.*	94,908	486,878
Esab Corp.	6,348	445,757
Park Aerospace Corp.	28,528	443,040
EnerSys	4,571	432,737
Graphic Packaging Holding Co.	19,212	428,043
Littelfuse, Inc.	1,586	392,249
AZEK Company, Inc.*	11,646	346,352
Plexus Corp.*	3,148	292,701
Stoneridge, Inc.*	13,470	270,343
NVE Corp.	1,852	152,123
Total Industrial		12,303,017
Energy - 11.6%
Pioneer Natural Resources Co.	9,473	2,174,527
Liberty Energy, Inc. — Class A	59,574	1,103,311
Murphy Oil Corp.	23,650	1,072,527
CNX Resources Corp.*	40,226	908,303
Baytex Energy Corp.	109,016	480,760
Diamondback Energy, Inc.	2,120	328,346
Range Resources Corp.	8,907	288,676
Patterson-UTI Energy, Inc.	19,446	269,133
Total Energy		6,625,583
Consumer, Non-cyclical - 10.9%
Encompass Health Corp.	15,794	1,060,725
Euronet Worldwide, Inc.*	11,618	922,237
Central Garden & Pet Co. — Class A*	15,598	625,324
LivaNova plc*	10,351	547,361
Enovis Corp.*	9,240	487,225
Ingredion, Inc.	4,743	466,711
Certara, Inc.*	29,643	431,009
ICF International, Inc.	3,175	383,572
Perdoceo Education Corp.	20,801	355,697
Addus HomeCare Corp.*	3,305	281,553
Azenta, Inc.*	5,523	277,199
Integer Holdings Corp.*	2,929	229,722
Ironwood Pharmaceuticals, Inc. — Class A*	16,911	162,853
Total Consumer, Non-cyclical		6,231,188
Consumer, Cyclical - 9.1%
Rush Enterprises, Inc. — Class A	29,482	1,203,750
MSC Industrial Direct Company, Inc. — Class A	11,510	1,129,706
H&E Equipment Services, Inc.	16,847	727,622
Alaska Air Group, Inc.*	11,992	444,663
Lakeland Industries, Inc.	21,184	319,243
MarineMax, Inc.*	9,293	304,996
Whirlpool Corp.	1,956	261,517
Methode Electronics, Inc.	10,734	245,272
Newell Brands, Inc.	22,864	206,462
Hawaiian Holdings, Inc.*	31,086	196,775
Macy's, Inc.	13,170	152,904
Total Consumer, Cyclical		5,192,910
Technology - 4.7%
Science Applications International Corp.	7,631	805,376
Amkor Technology, Inc.	25,193	569,361
Conduent, Inc.*	95,977	334,000
MACOM Technology Solutions Holdings, Inc.*	3,655	298,175
Silicon Laboratories, Inc.*	2,327	269,676
LivePerson, Inc.*	68,389	266,033
Wolfspeed, Inc.*	3,168	120,701
Total Technology		2,663,322
Utilities - 4.2%
OGE Energy Corp.	30,576	1,019,098
Spire, Inc.	7,249	410,148
Black Hills Corp.	7,403	374,518
Avista Corp.	9,559	309,425

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Utilities - 4.2% (continued)
ALLETE, Inc.	5,769	$304,603
Total Utilities		2,417,792
Basic Materials - 3.9%
Huntsman Corp.	28,622	698,377
Avient Corp.	17,177	606,691
Ashland, Inc.	6,259	511,235
Commercial Metals Co.	8,977	443,554
Total Basic Materials		2,259,857
Communications - 1.8%
Ciena Corp.*	9,083	429,262
TEGNA, Inc.	19,791	288,355
Gray Television, Inc.	25,944	179,533
Luna Innovations, Inc.*	23,917	140,154
Total Communications		1,037,304
Total Common Stocks
(Cost $52,888,883)		53,397,777

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp. *,1	116,667	–
Total Convertible Preferred Stocks
(Cost $111,409)		–

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	43,473
Total Rights
(Cost $–)		43,473

EXCHANGE-TRADED FUNDS† - 5.1%
iShares Russell 2000 Value ETF	11,483	1,556,521
SPDR S&P Biotech ETF	18,880	1,378,617
Total Exchange-Traded Funds
(Cost $2,835,621)		2,935,138

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	1,083,571	1,083,571
Total Money Market Fund
(Cost $1,083,571)		1,083,571
Total Investments - 100.5%
(Cost $56,919,484)		$57,459,959
Other Assets & Liabilities, net - (0.5)%		(287,895)
Total Net Assets - 100.0%		$57,172,064

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$53,397,777	$—	$—		$53,397,777
Convertible Preferred Stocks	—	—	—	*	—
Rights	43,473	—	—		43,473
Exchange-Traded Funds	2,935,138	—	—		2,935,138
Money Market Fund	1,083,571	—	—		1,083,571
Total Assets	$57,459,959	$—	$—		$57,459,959

*	Security has a market value of $0.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 24.7%
Kirby Corp.*	37,063	$3,068,816
Curtiss-Wright Corp.	15,343	3,001,551
Graphic Packaging Holding Co.	113,754	2,534,439
Knight-Swift Transportation Holdings, Inc.	42,599	2,136,340
Teledyne Technologies, Inc.*	4,806	1,963,635
PGT Innovations, Inc.*	68,573	1,902,901
Advanced Energy Industries, Inc.	17,827	1,838,320
Summit Materials, Inc. — Class A*	58,969	1,836,295
Johnson Controls International plc	31,250	1,662,813
Arcosa, Inc.	23,028	1,655,713
Mercury Systems, Inc.*	40,107	1,487,569
Coherent Corp.*	44,451	1,450,881
Terex Corp.	23,685	1,364,730
MDU Resources Group, Inc.	67,949	1,330,441
Daseke, Inc.*	244,873	1,256,199
Esab Corp.	17,760	1,247,107
Park Aerospace Corp.	73,696	1,144,499
EnerSys	11,333	1,072,895
Littelfuse, Inc.	4,153	1,027,120
AZEK Company, Inc.*	30,856	917,657
Plexus Corp.*	9,638	896,141
Sonoco Products Co.	14,545	790,521
GATX Corp.	6,965	758,001
Stoneridge, Inc.*	34,863	699,700
NVE Corp.	4,870	400,022
Total Industrial		37,444,306
Financial - 20.8%
Unum Group	85,948	4,227,782
Markel Group, Inc.*	2,068	3,045,109
Prosperity Bancshares, Inc.	44,851	2,447,968
Stifel Financial Corp.	34,421	2,114,826
Texas Capital Bancshares, Inc.*	35,000	2,061,500
Old Republic International Corp.	75,587	2,036,314
First Merchants Corp.	70,938	1,973,495
Jefferies Financial Group, Inc.	50,911	1,864,870
Physicians Realty Trust REIT	112,327	1,369,266
First American Financial Corp.	24,171	1,365,420
Apple Hospitality REIT, Inc.	82,613	1,267,283
Sun Communities, Inc. REIT	10,576	1,251,564
Alexandria Real Estate Equities, Inc. REIT	11,382	1,139,338
Ventas, Inc. REIT	25,543	1,076,127
Stewart Information Services Corp.	20,658	904,821
Gaming and Leisure Properties, Inc. REIT	19,571	891,459
UMB Financial Corp.	14,293	886,881
Synovus Financial Corp.	25,840	718,352
United Bankshares, Inc.	20,753	572,575
Jones Lang LaSalle, Inc.*	2,523	356,197
Total Financial		31,571,147
Consumer, Non-cyclical - 15.2%
Ingredion, Inc.	36,948	3,635,683
Bunge Ltd.	32,321	3,498,748
Encompass Health Corp.	40,473	2,718,167
Euronet Worldwide, Inc.*	28,040	2,225,815
Integer Holdings Corp.*	22,585	1,771,341
Central Garden & Pet Co. — Class A*	43,114	1,728,440
Enovis Corp.*	27,084	1,428,139
Henry Schein, Inc.*	15,717	1,166,987
ICF International, Inc.	8,167	986,656
LivaNova plc*	16,420	868,290
Quest Diagnostics, Inc.	6,475	789,043
Azenta, Inc.*	14,247	715,057
Certara, Inc.*	45,799	665,918
Jazz Pharmaceuticals plc*	3,354	434,142
Ironwood Pharmaceuticals, Inc. — Class A*	42,997	414,061
Total Consumer, Non-cyclical		23,046,487
Energy - 9.8%
Pioneer Natural Resources Co.	24,240	5,564,292
Diamondback Energy, Inc.	16,878	2,614,065
Murphy Oil Corp.	41,143	1,865,835
Liberty Energy, Inc. — Class A	68,891	1,275,861
Equities Corp.	30,561	1,240,165
Kinder Morgan, Inc.	47,986	795,608
Range Resources Corp.	23,548	763,191
Patterson-UTI Energy, Inc.	49,799	689,218
HydroGen Corp.*,†††,1	672,346	1
Total Energy		14,808,236
Technology - 8.2%
Teradyne, Inc.	25,467	2,558,415
Evolent Health, Inc. — Class A*	88,522	2,410,454
Science Applications International Corp.	22,524	2,377,183
Leidos Holdings, Inc.	19,309	1,779,518
MACOM Technology Solutions Holdings, Inc.*	21,155	1,725,825
LivePerson, Inc.*	180,853	703,518
Silicon Laboratories, Inc.*	4,715	546,421
Wolfspeed, Inc.*	8,331	317,411
Total Technology		12,418,745
Basic Materials - 7.3%
Reliance Steel & Aluminum Co.	9,335	2,447,917
Huntsman Corp.	80,652	1,967,909
Westlake Corp.	15,433	1,924,032
Avient Corp.	46,496	1,642,239
Nucor Corp.	10,390	1,624,476
Ashland, Inc.	17,628	1,439,855
Total Basic Materials		11,046,428
Consumer, Cyclical - 6.1%
MSC Industrial Direct Company, Inc. — Class A	32,069	3,147,572
H&E Equipment Services, Inc.	44,032	1,901,742
Whirlpool Corp.	11,994	1,603,598
Lear Corp.	6,168	827,746
Methode Electronics, Inc.	28,441	649,877
Lakeland Industries, Inc.	35,963	541,962
Newell Brands, Inc.	59,067	533,375
Total Consumer, Cyclical		9,205,872
Utilities - 5.6%
OGE Energy Corp.	78,870	2,628,737
Pinnacle West Capital Corp.	35,510	2,616,377
Evergy, Inc.	42,245	2,141,821

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 5.6% (continued)
Black Hills Corp.	22,184	$1,122,289
Total Utilities		8,509,224
Communications - 1.9%
Fox Corp. — Class B	53,446	1,543,520
Ciena Corp.*	19,837	937,497
Luna Innovations, Inc.*	62,421	365,787
Total Communications		2,846,804
Total Common Stocks
(Cost $136,625,170)		150,897,249

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	117,869
Total Rights
(Cost $–)		117,869

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[3]	241,001	241,001
Total Money Market Fund
(Cost $241,001)		241,001
Total Investments - 99.9%
(Cost $137,160,609)		$151,256,120
Other Assets & Liabilities, net - 0.1%		134,930
Total Net Assets - 100.0%		$151,391,050

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$150,897,248	$—	$1	$150,897,249
Convertible Preferred Stocks	—	—	1	1
Rights	117,869	—	—	117,869
Money Market Fund	241,001	—	—	241,001
Total Assets	$151,256,118	$—	$2	$151,256,120

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23
Common Stocks
HydroGen Corp. *	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 27.9%
Industrial - 8.2%
Boise Cascade Co.	988	$101,703
Mueller Industries, Inc.	1,295	97,332
Fabrinet*	552	91,974
Applied Industrial Technologies, Inc.	582	89,983
Comfort Systems USA, Inc.	526	89,636
Encore Wire Corp.	451	82,289
Apogee Enterprises, Inc.	1,451	68,313
Advanced Energy Industries, Inc.	654	67,440
Watts Water Technologies, Inc. — Class A	379	65,499
Donaldson Company, Inc.	1,094	65,246
Sturm Ruger & Company, Inc.	1,139	59,365
ITT, Inc.	591	57,865
Badger Meter, Inc.	394	56,685
PGT Innovations, Inc.*	1,965	54,528
Valmont Industries, Inc.	225	54,047
Insteel Industries, Inc.	1,636	53,105
Arcosa, Inc.	721	51,840
UFP Industries, Inc.	495	50,688
Sanmina Corp.*	927	50,318
Acuity Brands, Inc.	293	49,901
AAON, Inc.	861	48,965
Hub Group, Inc. — Class A*	622	48,852
Franklin Electric Company, Inc.	530	47,292
Lindsay Corp.	393	46,248
Standex International Corp.	307	44,727
Simpson Manufacturing Company, Inc.	275	41,198
Dycom Industries, Inc.*	427	38,003
Forward Air Corp.	549	37,738
CTS Corp.	887	37,023
Frontdoor, Inc.*	1,138	34,811
OSI Systems, Inc.*	269	31,753
Alamo Group, Inc.	180	31,115
Belden, Inc.	321	30,993
Dorian LPG Ltd.	1,038	29,822
Timken Co.	371	27,265
Universal Display Corp.	155	24,333
Total Industrial		1,957,895
Technology - 5.3%
Kulicke & Soffa Industries, Inc.	1,994	96,968
Diodes, Inc.*	1,199	94,529
Onto Innovation, Inc.*	727	92,707
Axcelis Technologies, Inc.*	557	90,819
Rambus, Inc.*	1,610	89,822
SPS Commerce, Inc.*	500	85,305
Progress Software Corp.	1,546	81,289
NextGen Healthcare, Inc.*	3,420	81,157
Photronics, Inc.*	2,789	56,366
Veradigm, Inc.*	4,045	53,151
DoubleVerify Holdings, Inc.*	1,618	45,223
NetScout Systems, Inc.*	1,512	42,366
MaxLinear, Inc. — Class A*	1,790	39,828
Cohu, Inc.*	1,071	36,885
CEVA, Inc.*	1,837	35,620
Agilysys, Inc.*	483	31,955
SiTime Corp.*	264	30,162
Silicon Laboratories, Inc.*	253	29,320
Computer Programs and Systems, Inc.*	1,771	28,230
Cirrus Logic, Inc.*	343	25,368
Allegro MicroSystems, Inc.*	710	22,677
Consensus Cloud Solutions, Inc.*	862	21,705
Qualys, Inc.*	139	21,205
Teradata Corp.*	466	20,979
CommVault Systems, Inc.*	307	20,756
Total Technology		1,274,392
Consumer, Non-cyclical - 4.3%
elf Beauty, Inc.*	712	78,199
Innoviva, Inc.*	5,976	77,628
Dynavax Technologies Corp.*	4,834	71,398
Alarm.com Holdings, Inc.*	1,164	71,167
AMN Healthcare Services, Inc.*	754	64,226
Ensign Group, Inc.	565	52,505
Corcept Therapeutics, Inc.*	1,829	49,831
H&R Block, Inc.	1,113	47,926
Collegium Pharmaceutical, Inc.*	1,948	43,538
Supernus Pharmaceuticals, Inc.*	1,579	43,533
Perdoceo Education Corp.	2,459	42,049
Exelixis, Inc.*	1,772	38,718
Quanex Building Products Corp.	1,287	36,255
Harmony Biosciences Holdings, Inc.*	976	31,983
Stride, Inc.*	706	31,791
STAAR Surgical Co.*	784	31,501
Cross Country Healthcare, Inc.*	1,258	31,186
Encompass Health Corp.	460	30,894
CorVel Corp.*	153	30,087
Catalyst Pharmaceuticals, Inc.*	2,461	28,769
Vector Group Ltd.	2,676	28,473
Cal-Maine Foods, Inc.	533	25,808
Embecta Corp.	1,643	24,727
Amphastar Pharmaceuticals, Inc.*	534	24,559
Ligand Pharmaceuticals, Inc.*,††	89	–
Ligand Pharmaceuticals, Inc.*,††	89	–
Total Consumer, Non-cyclical		1,036,751
Financial - 3.2%
Mr Cooper Group, Inc.*	1,541	82,536
Fulton Financial Corp.	6,452	78,134
Hanmi Financial Corp.	4,503	73,084
Cathay General Bancorp	1,894	65,835
Preferred Bank/Los Angeles CA	1,031	64,180
Independent Bank Corp.	1,304	64,013
TrustCo Bank Corporation NY	2,345	63,995
Westamerica BanCorp	1,454	62,885
FB Financial Corp.	2,180	61,825
ServisFirst Bancshares, Inc.	751	39,180
East West Bancorp, Inc.	663	34,947
Artisan Partners Asset Management, Inc. — Class A	932	34,876
Bancorp, Inc.*	835	28,807
Total Financial		754,297
Consumer, Cyclical - 2.8%
Polaris, Inc.	636	66,233
Boyd Gaming Corp.	1,064	64,723
Cavco Industries, Inc.*	202	53,663

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 27.9% (continued)
Consumer, Cyclical - 2.8% (continued)
Ethan Allen Interiors, Inc.	1,733	$51,817
MSC Industrial Direct Company, Inc. — Class A	527	51,725
Monarch Casino & Resort, Inc.	768	47,693
Asbury Automotive Group, Inc.*	203	46,704
Brunswick Corp.	561	44,319
Oxford Industries, Inc.	448	43,066
Buckle, Inc.	1,280	42,739
Wabash National Corp.	1,857	39,220
Boot Barn Holdings, Inc.*	393	31,908
Green Brick Partners, Inc.*	735	30,510
Murphy USA, Inc.	82	28,022
Vista Outdoor, Inc.*	801	26,529
Total Consumer, Cyclical		668,871
Energy - 2.1%
SM Energy Co.	2,346	93,019
Northern Oil and Gas, Inc.	1,565	62,960
Civitas Resources, Inc.	668	54,021
CONSOL Energy, Inc.	467	48,993
Chord Energy Corp.	239	38,735
Southwestern Energy Co.*	5,933	38,268
California Resources Corp.	603	33,774
CNX Resources Corp.*	1,309	29,557
CVR Energy, Inc.	843	28,687
Patterson-UTI Energy, Inc.	1,914	26,490
Range Resources Corp.	776	25,150
PBF Energy, Inc. — Class A	422	22,590
Total Energy		502,244
Communications - 1.5%
InterDigital, Inc.	812	65,155
Extreme Networks, Inc.*	2,546	61,639
HealthStream, Inc.	2,693	58,115
A10 Networks, Inc.	3,828	57,535
Yelp, Inc. — Class A*	1,372	57,061
Viavi Solutions, Inc.*	4,488	41,020
Harmonic, Inc.*	2,506	24,133
Total Communications		364,658
Basic Materials - 0.5%
Olin Corp.	1,126	56,277
Livent Corp.*	2,504	46,099
NewMarket Corp.	46	20,932
Total Basic Materials		123,308
Total Common Stocks
(Cost $6,464,895)		6,682,416

MUTUAL FUNDS† - 70.3%
Guggenheim Strategy Fund III[1]	318,903	7,746,145
Guggenheim Variable Insurance Strategy Fund III[1]	295,093	7,167,812
Guggenheim Strategy Fund II1	68,031	1,651,117
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,094	303,170
Total Mutual Funds
(Cost $17,214,837)		16,868,244

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	232,718	232,718
Total Money Market Fund
(Cost $232,718)		232,718
Total Investments - 99.2%
(Cost $23,912,450)		$23,783,378
Other Assets & Liabilities, net - 0.8%		194,459
Total Net Assets - 100.0%		$23,977,837

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Dec 2023	$89,905	$(3,885)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	5.45% (Federal Funds Rate + 0.12%)	At Maturity	10/03/23	2,131	$17,703,645	$(1,398,938)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

See Sector Classification in Other Information section.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,682,416	$—	*	$—	$6,682,416
Mutual Funds	16,868,244	—		—	16,868,244
Money Market Fund	232,718	—		—	232,718
Total Assets	$23,783,378	$—		$—	$23,783,378

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,885	$—	$—	$3,885
Equity Index Swap Agreements**	—	1,398,938	—	1,398,938
Total Liabilities	$3,885	$1,398,938	$—	$1,402,823

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,587,860	$2,362,039	$(3,329,836)	$19,971	$11,083	$1,651,117	68,031	$116,571
Guggenheim Strategy Fund III	7,474,966	807,244	(607,750)	(14,217)	85,902	7,746,145	318,903	322,204
Guggenheim Ultra Short Duration Fund — Institutional Class	288,481	11,384	–	–	3,305	303,170	31,094	11,408
Guggenheim Variable Insurance Strategy Fund III	6,828,127	277,061	–	–	62,624	7,167,812	295,093	277,693
	$17,179,434	$3,457,728	$(3,937,586)	$5,754	$162,914	$16,868,244		$727,876

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 21.1%
Technology - 8.1%
Apple, Inc.	6,550	$1,121,426
Microsoft Corp.	2,099	662,759
NVIDIA Corp.	990	430,640
QUALCOMM, Inc.	1,324	147,043
Applied Materials, Inc.	938	129,866
Lam Research Corp.	184	115,326
Texas Instruments, Inc.	708	112,579
KLA Corp.	228	104,574
NXP Semiconductor N.V.	522	104,358
Broadcom, Inc.	122	101,331
ON Semiconductor Corp.*	1,047	97,319
Accenture plc — Class A	302	92,747
Microchip Technology, Inc.	1,160	90,538
Teradyne, Inc.	880	88,405
Autodesk, Inc.*	172	35,589
Intuit, Inc.	52	26,569
Adobe, Inc.*	51	26,005
Total Technology		3,487,074
Consumer, Non-cyclical - 4.8%
Merck & Company, Inc.	2,100	216,195
Pfizer, Inc.	5,383	178,554
Amgen, Inc.	631	169,588
UnitedHealth Group, Inc.	305	153,778
Bristol-Myers Squibb Co.	2,575	149,453
Gilead Sciences, Inc.	1,885	141,262
Elevance Health, Inc.	317	138,028
AbbVie, Inc.	820	122,229
Humana, Inc.	239	116,278
Eli Lilly & Co.	191	102,592
HCA Healthcare, Inc.	396	97,408
Incyte Corp.*	1,585	91,565
Altria Group, Inc.	2,164	90,996
Molina Healthcare, Inc.*	270	88,531
Archer-Daniels-Midland Co.	980	73,912
Johnson & Johnson	180	28,035
PepsiCo, Inc.	163	27,618
Thermo Fisher Scientific, Inc.	53	26,827
PayPal Holdings, Inc.*	450	26,307
Total Consumer, Non-cyclical		2,039,156
Communications - 2.3%
Alphabet, Inc. — Class C*	4,827	636,440
Amazon.com, Inc.*	1,563	198,688
VeriSign, Inc.*	478	96,809
Gen Digital, Inc.	3,876	68,528
Total Communications		1,000,465
Industrial - 2.3%
Deere & Co.	351	132,460
Caterpillar, Inc.	474	129,402
Lockheed Martin Corp.	295	120,643
Northrop Grumman Corp.	269	118,411
Keysight Technologies, Inc.*	752	99,497
Expeditors International of Washington, Inc.	808	92,621
Masco Corp.	1,548	82,741
Snap-on, Inc.	300	76,518
Illinois Tool Works, Inc.	331	76,233
CH Robinson Worldwide, Inc.	614	52,884
Total Industrial		981,410
Energy - 1.4%
Exxon Mobil Corp.	2,642	310,646
Marathon Petroleum Corp.	733	110,932
Equities Corp.	2,382	96,662
Chevron Corp.	222	37,434
Coterra Energy, Inc. — Class A	1,256	33,975
Total Energy		589,649
Consumer, Cyclical - 1.2%
Tesla, Inc.*	911	227,950
Cummins, Inc.	432	98,695
DR Horton, Inc.	898	96,508
Ulta Beauty, Inc.*	207	82,686
Yum! Brands, Inc.	222	27,737
Total Consumer, Cyclical		533,576
Basic Materials - 0.6%
CF Industries Holdings, Inc.	1,139	97,658
Mosaic Co.	2,354	83,802
Albemarle Corp.	445	75,668
Total Basic Materials		257,128
Financial - 0.4%
Visa, Inc. — Class A	474	109,025
Mastercard, Inc. — Class A	156	61,762
Total Financial		170,787
Total Common Stocks
(Cost $8,620,494)		9,059,245

MUTUAL FUNDS† - 77.7%
Guggenheim Variable Insurance Strategy Fund III[1]	429,196	10,425,172
Guggenheim Strategy Fund III[1]	405,151	9,841,118
Guggenheim Strategy Fund II1	377,549	9,163,105
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	403,382	3,932,972
Total Mutual Funds
(Cost $33,940,359)		33,362,367

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.24%[2]	466,228	466,228
Total Money Market Fund
(Cost $466,228)		466,228
Total Investments - 99.9%
(Cost $43,027,081)		$42,887,840
Other Assets & Liabilities, net - 0.1%		60,655
Total Net Assets - 100.0%		$42,948,495

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2023	$297,345	$(16,072)
S&P 500 Index Mini Futures Contracts	3	Dec 2023	648,938	(31,898)
			$946,283	$(47,970)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	5.80% (Federal Funds Rate + 0.47%)	At Maturity	10/03/23	12,313	$33,718,904	$(1,091,301)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,059,245	$—	$—	$9,059,245
Mutual Funds	33,362,367	—	—	33,362,367
Money Market Fund	466,228	—	—	466,228
Total Assets	$42,887,840	$—	$—	$42,887,840

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$47,970	$—	$—	$47,970
Equity Index Swap Agreements**	—	1,091,301	—	1,091,301
Total Liabilities	$47,970	$1,091,301	$—	$1,139,271

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,651,513	$8,289,022	$(3,832,750)	$11,230	$44,090	$9,163,105	377,549	$326,750
Guggenheim Strategy Fund III	10,279,629	382,971	(913,902)	(33,835)	126,255	9,841,118	405,151	384,091
Guggenheim Ultra Short Duration Fund — Institutional Class	3,742,412	147,683	–	–	42,877	3,932,972	403,382	147,977
Guggenheim Variable Insurance Strategy Fund III	9,931,120	402,969	–	–	91,083	10,425,172	429,196	403,847
	$28,604,674	$9,222,645	$(4,746,652)	$(22,605)	$304,305	$33,362,367		$1,262,665

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 93.1%
Industrial - 20.1%
UFP Industries, Inc.	348	$35,635
Schneider National, Inc. — Class B	1,276	35,332
ITT, Inc.	356	34,856
Apogee Enterprises, Inc.[1]	727	34,227
Watts Water Technologies, Inc. — Class A	195	33,700
Donaldson Company, Inc.[1]	563	33,577
Boise Cascade Co.[1]	321	33,076
Snap-on, Inc.[1]	126	32,138
Hub Group, Inc. — Class A*	404	31,730
Acuity Brands, Inc.[1]	167	28,442
Mueller Industries, Inc.	375	28,185
Sturm Ruger & Company, Inc.	523	27,259
TE Connectivity Ltd.	220	27,177
Simpson Manufacturing Company, Inc.[1]	179	26,816
Illinois Tool Works, Inc.[1]	116	26,716
Masco Corp.[1]	475	25,389
Valmont Industries, Inc.	91	21,859
Argan, Inc.[1]	406	18,481
CH Robinson Worldwide, Inc.	190	16,365
Encore Wire Corp.	81	14,779
Teekay Corp.*	2,358	14,549
Expeditors International of Washington, Inc.[1]	115	13,183
Insteel Industries, Inc.	392	12,724
Ardmore Shipping Corp.	929	12,086
Owens Corning	88	12,004
Keysight Technologies, Inc.*,1	90	11,908
Scorpio Tankers, Inc.	212	11,473
International Seaways, Inc.	248	11,160
Northrop Grumman Corp.	25	11,005
Sanmina Corp.*	183	9,933
Landstar System, Inc.	56	9,909
Builders FirstSource, Inc.*	71	8,839
Teekay Tankers Ltd. — Class A	184	7,660
Fortune Brands Innovations, Inc.	121	7,521
Lindsay Corp.	58	6,825
Total Industrial		726,518
Consumer, Non-cyclical - 18.6%
Amgen, Inc.[1]	145	38,752
H&R Block, Inc.[1]	877	37,764
Humana, Inc.[1]	77	37,462
Gilead Sciences, Inc.[1]	489	36,646
United Therapeutics Corp.*	161	36,365
Exelixis, Inc.*,1	1,617	35,331
Merck & Company, Inc.[1]	340	35,003
Bristol-Myers Squibb Co.[1]	599	34,766
Pfizer, Inc.	1,036	34,364
Hologic, Inc.*	485	33,659
Royalty Pharma plc — Class A	1,222	33,165
Innoviva, Inc.*	2,506	32,553
Incyte Corp.*,1	539	31,138
Perdoceo Education Corp.	1,494	25,547
Altria Group, Inc.[1]	547	23,001
Molina Healthcare, Inc.*	69	22,624
Dynavax Technologies Corp.*	1,309	19,334
Elevance Health, Inc.	32	13,934
Philip Morris International, Inc.	127	11,758
PayPal Holdings, Inc.*	190	11,107
Heidrick & Struggles International, Inc.	429	10,734
Procter & Gamble Co.	72	10,502
Hackett Group, Inc.	424	10,002
Envista Holdings Corp.*	337	9,396
John B Sanfilippo & Son, Inc.	94	9,287
Organon & Co.	516	8,958
Neurocrine Biosciences, Inc.*	68	7,650
Alarm.com Holdings, Inc.*	124	7,581
Voyager Therapeutics, Inc.*	908	7,037
Alkermes plc*	247	6,918
Total Consumer, Non-cyclical		672,338
Consumer, Cyclical - 12.9%
MSC Industrial Direct Company, Inc. — Class A	367	36,021
Polaris, Inc.	328	34,158
Home Depot, Inc.[1]	110	33,238
Allison Transmission Holdings, Inc.[1]	519	30,652
Lennar Corp. — Class A	248	27,833
Boyd Gaming Corp.[1]	445	27,070
Tri Pointe Homes, Inc.*	888	24,287
KB Home	519	24,019
M/I Homes, Inc.*	233	19,581
Ulta Beauty, Inc.*	47	18,774
PulteGroup, Inc.[1]	245	18,142
Brunswick Corp.[1]	207	16,353
Monarch Casino & Resort, Inc.	262	16,270
BorgWarner, Inc.	395	15,946
Murphy USA, Inc.	46	15,720
Steven Madden Ltd.	491	15,599
Taylor Morrison Home Corp. — Class A*	349	14,871
Ethan Allen Interiors, Inc.[1]	477	14,262
Meritage Homes Corp.	107	13,096
Malibu Boats, Inc. — Class A*	263	12,892
MasterCraft Boat Holdings, Inc.*	427	9,488
Williams-Sonoma, Inc.	50	7,770
Everi Holdings, Inc.*	541	7,152
Cavco Industries, Inc.*,1	26	6,907
DR Horton, Inc.[1]	63	6,771
Total Consumer, Cyclical		466,872
Financial - 9.2%
Equity Commonwealth REIT[1]	1,886	34,646
MGIC Investment Corp.[1]	2,074	34,615
Essent Group Ltd.	722	34,143
Preferred Bank/Los Angeles CA	436	27,141
Mr Cooper Group, Inc.*	454	24,316
Western Union Co.	1,764	23,250
Fulton Financial Corp.	1,448	17,535
Enact Holdings, Inc.	505	13,751
SouthState Corp.	187	12,596
M&T Bank Corp.	95	12,013
NMI Holdings, Inc. — Class A*,1	440	11,920
Globe Life, Inc.	107	11,634
S&T Bancorp, Inc.	426	11,536
Citizens Financial Group, Inc.	411	11,015
Enova International, Inc.*,1	199	10,123
International Bancshares Corp.	228	9,882
Capital One Financial Corp.	96	9,317

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 93.1% (continued)
Financial - 9.2% (continued)
FB Financial Corp.	313	$8,877
Independent Bank Corp.	159	7,805
East West Bancorp, Inc.	141	7,432
Total Financial		333,547
Communications - 9.0%
Verizon Communications, Inc.[1]	1,050	34,030
VeriSign, Inc.*,1	157	31,797
F5, Inc.*,1	190	30,617
Yelp, Inc. — Class A*	697	28,988
AT&T, Inc.[1]	1,639	24,618
Juniper Networks, Inc.	852	23,677
A10 Networks, Inc.[1]	1,358	20,411
InterDigital, Inc.	247	19,819
Booking Holdings, Inc.*,1	6	18,504
Cisco Systems, Inc.[1]	338	18,171
IDT Corp. — Class B*	784	17,287
Ziff Davis, Inc.*	246	15,668
eBay, Inc.	257	11,331
Gogo, Inc.*	777	9,270
GoDaddy, Inc. — Class A*	109	8,118
Ooma, Inc.*	621	8,079
New York Times Co. — Class A	178	7,334
Total Communications		327,719
Energy - 8.7%
Exxon Mobil Corp.[1]	315	37,038
Chord Energy Corp.	218	35,331
Chesapeake Energy Corp.[1]	405	34,923
Occidental Petroleum Corp.[1]	415	26,925
Valero Energy Corp.[1]	170	24,091
CNX Resources Corp.*	963	21,745
Magnolia Oil & Gas Corp. — Class A	799	18,305
Cheniere Energy, Inc.	104	17,260
Southwestern Energy Co.*	2,546	16,422
Par Pacific Holdings, Inc.*	431	15,490
Coterra Energy, Inc. — Class A	549	14,850
Marathon Petroleum Corp.[1]	97	14,680
SandRidge Energy, Inc.	694	10,868
PBF Energy, Inc. — Class A	195	10,438
Range Resources Corp.	235	7,616
Equities Corp.	184	7,467
Total Energy		313,449
Technology - 7.5%
International Business Machines Corp.	210	29,463
Hewlett Packard Enterprise Co.	1,620	28,140
Dropbox, Inc. — Class A*	925	25,188
Kulicke & Soffa Industries, Inc.	517	25,142
Progress Software Corp.	402	21,137
NetApp, Inc.[1]	216	16,390
NextGen Healthcare, Inc.*	669	15,876
QUALCOMM, Inc.[1]	133	14,771
Veradigm, Inc.*,1	966	12,693
Photronics, Inc.*	613	12,389
Synaptics, Inc.*	130	11,627
Zoom Video Communications, Inc. — Class A*	164	11,470
Intuit, Inc.	22	11,241
Immersion Corp.	1,189	7,859
Box, Inc. — Class A*,1	304	7,360
Akamai Technologies, Inc.*	69	7,351
Diodes, Inc.*,1	91	7,174
Autodesk, Inc.*	33	6,828
Total Technology		272,099
Utilities - 4.9%
OGE Energy Corp.[1]	1,080	35,997
National Fuel Gas Co.[1]	693	35,974
Public Service Enterprise Group, Inc.	609	34,658
Atmos Energy Corp.[1]	320	33,897
Chesapeake Utilities Corp.[1]	153	14,956
ONE Gas, Inc.	172	11,744
Clearway Energy, Inc. — Class C1	470	9,945
Total Utilities		177,171
Basic Materials - 2.2%
NewMarket Corp.[1]	77	35,038
Olin Corp.[1]	677	33,836
CF Industries Holdings, Inc.[1]	124	10,632
Total Basic Materials		79,506
Total Common Stocks
(Cost $3,394,912)		3,369,219

MONEY MARKET FUND† - 1.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.22%[2]	43,107	43,107
Total Money Market Fund
(Cost $43,107)		43,107
Total Investments - 94.3%
(Cost $3,438,019)		$3,412,326
Other Assets & Liabilities, net - 5.7%		205,195
Total Net Assets - 100.0%		$3,617,521

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$794,807	$2,793

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements†† (continued)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/01/24	$794,806	$2,655
						$1,589,613	$5,448
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	11/01/24	$1,817,795	$112,960
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,802,815	111,161
						$3,620,610	$224,121

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Cisco Systems, Inc.	79	0.53%	$584
Booking Holdings, Inc.	2	0.78%	214
A10 Networks, Inc.	320	0.61%	32
eBay, Inc.	60	0.33%	18
GoDaddy, Inc. — Class A	26	0.24%	(28)
F5, Inc.	45	0.91%	(51)
AT&T, Inc.	386	0.73%	(124)
New York Times Co. — Class A	42	0.22%	(137)
Ziff Davis, Inc.	58	0.46%	(142)
Juniper Networks, Inc.	200	0.70%	(238)
Ooma, Inc.	146	0.24%	(256)
IDT Corp. — Class B	184	0.51%	(271)
InterDigital, Inc.	58	0.59%	(287)
Yelp, Inc. — Class A	164	0.86%	(391)
VeriSign, Inc.	37	0.94%	(711)
Gogo, Inc.	183	0.27%	(865)
Verizon Communications, Inc.	247	1.01%	(930)
Total Communications			(3,583)
Industrial
Boise Cascade Co.	76	1.02%	1,930
UFP Industries, Inc.	82	1.06%	1,235
Snap-on, Inc.	30	0.96%	1,176
Simpson Manufacturing Company, Inc.	42	0.79%	1,153
ITT, Inc.	84	1.03%	972
Mueller Industries, Inc.	88	0.83%	795
International Seaways, Inc.	58	0.33%	512
Argan, Inc.	96	0.55%	487
Scorpio Tankers, Inc.	50	0.34%	388
Encore Wire Corp.	19	0.44%	318
Builders FirstSource, Inc.	17	0.27%	227
Ardmore Shipping Corp.	219	0.36%	174
Teekay Tankers Ltd. — Class A	43	0.23%	109
Northrop Grumman Corp.	6	0.33%	89
Expeditors International of Washington, Inc.	27	0.39%	9
Sanmina Corp.	43	0.29%	8
Landstar System, Inc.	13	0.29%	(13)
Donaldson Company, Inc.	133	1.00%	(15)
CH Robinson Worldwide, Inc.	45	0.49%	(69)
Teekay Corp.	555	0.43%	(73)
Acuity Brands, Inc.	39	0.84%	(74)
Owens Corning	21	0.36%	(116)
Schneider National, Inc. — Class B	300	1.05%	(120)
Insteel Industries, Inc.	92	0.38%	(136)
Apogee Enterprises, Inc.	171	1.01%	(169)
Fortune Brands Innovations, Inc.	28	0.22%	(212)
Masco Corp.	112	0.75%	(227)
Valmont Industries, Inc.	22	0.66%	(275)
TE Connectivity Ltd.	52	0.81%	(336)
Illinois Tool Works, Inc.	27	0.78%	(353)
Lindsay Corp.	14	0.21%	(432)
Watts Water Technologies, Inc. — Class A	46	1.00%	(497)
Hub Group, Inc. — Class A	95	0.94%	(563)
Keysight Technologies, Inc.	21	0.35%	(565)
Sturm Ruger & Company, Inc.	123	0.81%	(624)
Total Industrial			4,713
Technology
NextGen Healthcare, Inc.	157	0.47%	1,123
NetApp, Inc.	51	0.49%	491
Akamai Technologies, Inc.	16	0.21%	252
Diodes, Inc.	21	0.21%	226
Veradigm, Inc.	227	0.38%	99
Synaptics, Inc.	30	0.34%	36
Autodesk, Inc.	8	0.21%	27
Dropbox, Inc. — Class A	218	0.75%	(62)
QUALCOMM, Inc.	31	0.43%	(97)
Immersion Corp.	280	0.23%	(114)
Hewlett Packard Enterprise Co.	381	0.83%	(127)
Zoom Video Communications, Inc. — Class A	39	0.34%	(140)
Intuit, Inc.	5	0.32%	(187)
International Business Machines Corp.	49	0.86%	(218)
Photronics, Inc.	144	0.37%	(228)
Kulicke & Soffa Industries, Inc.	122	0.75%	(326)
Progress Software Corp.	94	0.62%	(434)
Box, Inc. — Class A	71	0.22%	(439)
Total Technology			(118)
Consumer, Non-cyclical
H&R Block, Inc.	206	1.12%	2,452
Perdoceo Education Corp.	352	0.76%	2,285
Exelixis, Inc.	381	1.05%	1,385
Amgen, Inc.	34	1.15%	1,174
Dynavax Technologies Corp.	308	0.57%	922
Hackett Group, Inc.	100	0.30%	437
Innoviva, Inc.	590	0.96%	358
Humana, Inc.	18	1.10%	348
Molina Healthcare, Inc.	16	0.66%	254
United Therapeutics Corp.	38	1.08%	92
Alarm.com Holdings, Inc.	29	0.22%	81
Neurocrine Biosciences, Inc.	16	0.23%	37
Alkermes plc	58	0.20%	20
Philip Morris International, Inc.	30	0.35%	(31)
Procter & Gamble Co.	17	0.31%	(106)
PayPal Holdings, Inc.	45	0.33%	(118)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
John B Sanfilippo & Son, Inc.	22	0.27%	$(118)
Elevance Health, Inc.	8	0.44%	(126)
Altria Group, Inc.	129	0.68%	(209)
Heidrick & Struggles International, Inc.	101	0.32%	(238)
Envista Holdings Corp.	79	0.28%	(283)
Organon & Co.	121	0.26%	(323)
Voyager Therapeutics, Inc.	214	0.21%	(350)
Pfizer, Inc.	244	1.02%	(450)
Gilead Sciences, Inc.	115	1.08%	(498)
Merck & Company, Inc.	80	1.04%	(705)
Bristol-Myers Squibb Co.	141	1.03%	(772)
Hologic, Inc.	114	1.00%	(919)
Incyte Corp.	127	0.92%	(1,648)
Royalty Pharma plc — Class A	287	0.98%	(2,747)
Total Consumer, Non-cyclical			204
Consumer, Cyclical
Allison Transmission Holdings, Inc.	122	0.91%	2,038
MSC Industrial Direct Company, Inc. — Class A	86	1.06%	943
Murphy USA, Inc.	11	0.47%	429
Brunswick Corp.	49	0.49%	356
Taylor Morrison Home Corp. — Class A	82	0.44%	294
Williams-Sonoma, Inc.	12	0.23%	174
Boyd Gaming Corp.	105	0.80%	168
Ethan Allen Interiors, Inc.	112	0.42%	84
Cavco Industries, Inc.	6	0.20%	(13)
BorgWarner, Inc.	93	0.47%	(14)
Ulta Beauty, Inc.	11	0.55%	(110)
DR Horton, Inc.	15	0.20%	(119)
Everi Holdings, Inc.	127	0.21%	(173)
Steven Madden Ltd.	116	0.46%	(224)
Meritage Homes Corp.	25	0.39%	(275)
PulteGroup, Inc.	58	0.54%	(290)
Monarch Casino & Resort, Inc.	62	0.48%	(356)
Lennar Corp. — Class A	58	0.82%	(360)
KB Home	122	0.71%	(372)
Malibu Boats, Inc. — Class A	62	0.38%	(394)
Tri Pointe Homes, Inc.	209	0.72%	(438)
MasterCraft Boat Holdings, Inc.	100	0.28%	(482)
M/I Homes, Inc.	55	0.58%	(562)
Home Depot, Inc.	26	0.99%	(640)
Polaris, Inc.	77	1.01%	(1,221)
Total Consumer, Cyclical			(1,557)
Utilities
ONE Gas, Inc.	40	0.34%	(191)
Public Service Enterprise Group, Inc.	143	1.02%	(322)
Clearway Energy, Inc. — Class C	111	0.30%	(403)
Atmos Energy Corp.	75	1.00%	(668)
Chesapeake Utilities Corp.	36	0.44%	(693)
National Fuel Gas Co.	163	1.06%	(714)
OGE Energy Corp.	254	1.07%	(1,273)
Total Utilities			(4,264)
Basic Materials
NewMarket Corp.	18	1.03%	1,830
CF Industries Holdings, Inc.	29	0.31%	484
Olin Corp.	159	1.00%	(1,003)
Total Basic Materials			1,311
Energy
Exxon Mobil Corp.	74	1.09%	1,455
Marathon Petroleum Corp.	23	0.44%	1,232
Valero Energy Corp.	40	0.71%	1,141
PBF Energy, Inc. — Class A	46	0.31%	782
Cheniere Energy, Inc.	25	0.52%	553
CNX Resources Corp.	227	0.64%	68
Par Pacific Holdings, Inc.	101	0.46%	41
Range Resources Corp.	55	0.22%	23
Occidental Petroleum Corp.	98	0.80%	20
Magnolia Oil & Gas Corp. — Class A	188	0.54%	(35)
Chesapeake Energy Corp.	95	1.03%	(73)
Equities Corp.	43	0.22%	(74)
Chord Energy Corp.	51	1.04%	(88)
SandRidge Energy, Inc.	163	0.32%	(96)
Southwestern Energy Co.	599	0.49%	(97)
Coterra Energy, Inc. — Class A	129	0.44%	(118)
Total Energy			4,734
Financial
MGIC Investment Corp.	488	1.02%	1,127
Preferred Bank/Los Angeles CA	103	0.81%	1,004
NMI Holdings, Inc. — Class A	104	0.35%	763
Essent Group Ltd.	170	1.01%	656
Mr Cooper Group, Inc.	107	0.72%	440
Western Union Co.	415	0.69%	400
M&T Bank Corp.	22	0.35%	98
SouthState Corp.	44	0.37%	90
East West Bancorp, Inc.	33	0.22%	(29)
International Bancshares Corp.	54	0.29%	(56)
Capital One Financial Corp.	23	0.28%	(81)
Enova International, Inc.	47	0.30%	(87)
Citizens Financial Group, Inc.	97	0.33%	(91)
Enact Holdings, Inc.	119	0.41%	(93)
Globe Life, Inc.	25	0.34%	(141)
S&T Bancorp, Inc.	100	0.34%	(154)
Independent Bank Corp.	37	0.23%	(387)
FB Financial Corp.	74	0.26%	(554)
Fulton Financial Corp.	341	0.52%	(750)
Equity Commonwealth	444	1.03%	(940)
Total Financial			$1,215
Total MS Equity Long Custom Basket			$2,655

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	423	(0.50)%	$3,445
Utz Brands, Inc.	970	(0.72)%	2,690
Cooper Companies, Inc.	65	(1.14)%	2,632
TreeHouse Foods, Inc.	517	(1.24)%	1,977
Equifax, Inc.	87	(0.88)%	1,872
ICU Medical, Inc.	67	(0.44)%	1,420
Bright Horizons Family Solutions, Inc.	118	(0.53)%	1,343
Pilgrim's Pride Corp.	727	(0.91)%	920
ABM Industries, Inc.	154	(0.34)%	834
Automatic Data Processing, Inc.	70	(0.93)%	704
Cintas Corp.	41	(1.08)%	630
Tyson Foods, Inc. — Class A	313	(0.87)%	309
CBIZ, Inc.	167	(0.48)%	278
Booz Allen Hamilton Holding Corp.	172	(1.03)%	(66)
TransUnion	216	(0.85)%	(255)
Neogen Corp.	432	(0.44)%	(464)
RB Global, Inc.	411	(1.41)%	(725)
ICF International, Inc.	127	(0.84)%	(2,149)
Total Consumer, Non-cyclical			15,395
Financial
Sun Communities, Inc.	220	(1.43)%	9,947
American Tower Corp. — Class A	148	(1.34)%	7,612
Outfront Media, Inc.	1,195	(0.66)%	7,274
Rexford Industrial Realty, Inc.	380	(1.03)%	4,603
Kennedy-Wilson Holdings, Inc.	1,632	(1.32)%	4,464
Healthcare Realty Trust, Inc.	669	(0.56)%	3,785
Raymond James Financial, Inc.	251	(1.39)%	3,321
Americold Realty Trust, Inc.	693	(1.16)%	2,898
UMH Properties, Inc.	1,703	(1.31)%	2,302
TFS Financial Corp.	1,813	(1.18)%	2,240
Equinix, Inc.	34	(1.36)%	2,170
Jones Lang LaSalle, Inc.	132	(1.03)%	1,918
Alexander & Baldwin, Inc.	889	(0.82)%	1,757
SLM Corp.	670	(0.50)%	1,422
Rayonier, Inc.	254	(0.40)%	1,362
New York Mortgage Trust, Inc.	1,609	(0.75)%	1,204
Pathward Financial, Inc.	245	(0.62)%	1,196
Northern Trust Corp.	178	(0.68)%	981
NU Holdings Limited/Cayman Islands — Class A	1,846	(0.74)%	934
Stellar Bancorp, Inc.	428	(0.50)%	836
Starwood Property Trust, Inc.	860	(0.92)%	823
Popular, Inc.	341	(1.18)%	798
Crown Castle, Inc.	82	(0.42)%	561
BOK Financial Corp.	192	(0.84)%	421
Annaly Capital Management, Inc.	543	(0.56)%	402
Hanover Insurance Group, Inc.	147	(0.90)%	289
PotlatchDeltic Corp.	374	(0.93)%	243
Equity LifeStyle Properties, Inc.	126	(0.44)%	215
Assured Guaranty Ltd.	181	(0.60)%	194
AGNC Investment Corp.	1,464	(0.76)%	150
Ventas, Inc.	542	(1.26)%	36
Progressive Corp.	60	(0.46)%	(91)
Apollo Global Management, Inc.	115	(0.57)%	(299)
Carlyle Group, Inc.	601	(1.00)%	(419)
Allstate Corp.	198	(1.21)%	(692)
PennyMac Financial Services, Inc.	292	(1.07)%	(1,054)
Brighthouse Financial, Inc.	505	(1.36)%	(1,235)
Welltower, Inc.	278	(1.25)%	(1,395)
KKR & Company, Inc. — Class A	430	(1.46)%	(2,201)
Digital Realty Trust, Inc.	90	(0.60)%	(2,245)
Iron Mountain, Inc.	415	(1.36)%	(2,377)
Total Financial			54,350
Utilities
AES Corp.	1,525	(1.28)%	8,198
Avista Corp.	699	(1.24)%	6,678
Portland General Electric Co.	614	(1.37)%	3,822
PG&E Corp.	1,613	(1.43)%	1,875
Edison International	390	(1.36)%	1,727
Exelon Corp.	376	(0.78)%	730
Spire, Inc.	314	(0.98)%	527
FirstEnergy Corp.	527	(0.99)%	424
Duke Energy Corp.	301	(1.46)%	(386)
Total Utilities			23,595
Basic Materials
Hecla Mining Co.	3,344	(0.72)%	5,309
Piedmont Lithium, Inc.	272	(0.59)%	4,278
Alcoa Corp.	603	(0.96)%	2,488
Royal Gold, Inc.	108	(0.63)%	1,807
Avient Corp.	266	(0.52)%	1,145
Novagold Resources, Inc.	3,848	(0.81)%	1,011
Ecolab, Inc.	81	(0.75)%	986
Kaiser Aluminum Corp.	237	(0.98)%	432
Century Aluminum Co.	1,118	(0.44)%	289
Mercer International, Inc.	1,303	(0.62)%	(88)
Carpenter Technology Corp.	297	(1.10)%	(7,418)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Basic Materials			$10,239
Energy
Baker Hughes Co.	349	(0.68)%	192
Archrock, Inc.	930	(0.64)%	(73)
NOV, Inc.	999	(1.15)%	(79)
Halliburton Co.	521	(1.16)%	(158)
Expro Group Holdings N.V.	449	(0.57)%	(199)
Noble Corporation plc	177	(0.49)%	(762)
TechnipFMC plc	822	(0.92)%	(977)
Helix Energy Solutions Group, Inc.	848	(0.52)%	(1,359)
Valaris Ltd.	139	(0.57)%	(2,321)
Hess Corp.	167	(1.41)%	(3,175)
Total Energy			(8,911)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	931	(1.14)%	4,465
UniFirst Corp.	105	(0.94)%	3,824
Topgolf Callaway Brands Corp.	910	(0.69)%	2,766
Shake Shack, Inc. — Class A	168	(0.54)%	1,703
Floor & Decor Holdings, Inc. — Class A	160	(0.80)%	938
Life Time Group Holdings, Inc.	542	(0.45)%	913
VF Corp.	924	(0.90)%	304
OPENLANE, Inc.	853	(0.70)%	174
Newell Brands, Inc.	878	(0.44)%	(229)
Tesla, Inc.	21	(0.29)%	(614)
Total Consumer, Cyclical			14,244
Industrial
MasTec, Inc.	116	(0.46)%	2,515
3M Co.	165	(0.85)%	2,065
GATX Corp.	128	(0.77)%	665
Tetra Tech, Inc.	69	(0.58)%	415
Republic Services, Inc. — Class A	37	(0.29)%	261
Stericycle, Inc.	241	(0.59)%	60
Jacobs Solutions, Inc.	40	(0.30)%	(175)
Trinity Industries, Inc.	544	(0.73)%	(273)
Casella Waste Systems, Inc. — Class A	197	(0.83)%	(1,762)
MSA Safety, Inc.	104	(0.90)%	(1,999)
Total Industrial			1,772
Technology
Science Applications International Corp.	224	(1.30)%	1,983
Evolent Health, Inc. — Class A	364	(0.55)%	1,950
KBR, Inc.	360	(1.17)%	839
Privia Health Group, Inc.	652	(0.82)%	791
Take-Two Interactive Software, Inc.	93	(0.72)%	(18)
Paycor HCM, Inc.	853	(1.07)%	(124)
Ceridian HCM Holding, Inc.	250	(0.93)%	(1,870)
Total Technology			3,551
Communications
DoorDash, Inc. — Class A	131	(0.57)%	(1,275)
Total MS Equity Short Custom Basket			$112,960

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Cisco Systems, Inc.	79	0.55%	$589
Booking Holdings, Inc.	2	0.78%	220
A10 Networks, Inc.	320	0.61%	26
eBay, Inc.	60	0.33%	15
GoDaddy, Inc. — Class A	26	0.24%	(27)
F5, Inc.	45	0.91%	(44)
AT&T, Inc.	386	0.73%	(128)
New York Times Co. — Class A	42	0.22%	(134)
Ziff Davis, Inc.	58	0.46%	(140)
Juniper Networks, Inc.	200	0.70%	(248)
Ooma, Inc.	146	0.24%	(261)
IDT Corp. — Class B	184	0.51%	(275)
InterDigital, Inc.	58	0.59%	(282)
Yelp, Inc. — Class A	164	0.86%	(405)
VeriSign, Inc.	37	0.94%	(710)
Gogo, Inc.	183	0.27%	(869)
Verizon Communications, Inc.	247	1.01%	(946)
Total Communications			(3,619)
Industrial
Boise Cascade Co.	76	0.99%	1,934
UFP Industries, Inc.	82	1.06%	1,234
Snap-on, Inc.	30	0.96%	1,173
Simpson Manufacturing Company, Inc.	42	0.79%	1,156
ITT, Inc.	84	1.03%	1,001
Mueller Industries, Inc.	88	0.83%	802
International Seaways, Inc.	58	0.33%	510
Argan, Inc.	96	0.55%	499
Scorpio Tankers, Inc.	50	0.34%	388
Encore Wire Corp.	19	0.44%	316
Builders FirstSource, Inc.	17	0.27%	238
Ardmore Shipping Corp.	219	0.36%	167
Teekay Tankers Ltd. — Class A	43	0.23%	106
Northrop Grumman Corp.	6	0.33%	89
Sanmina Corp.	43	0.29%	10
Expeditors International of Washington, Inc.	27	0.39%	9
Donaldson Company, Inc.	133	1.00%	(6)
Landstar System, Inc.	13	0.29%	(16)
Acuity Brands, Inc.	39	0.84%	(60)
CH Robinson Worldwide, Inc.	45	0.49%	(68)
Teekay Corp.	555	0.43%	(90)
Owens Corning	21	0.36%	(105)
Schneider National, Inc. — Class B	300	1.05%	(112)
Insteel Industries, Inc.	92	0.38%	(142)
Apogee Enterprises, Inc.	171	1.01%	(174)
Fortune Brands Innovations, Inc.	28	0.22%	(216)
Masco Corp.	112	0.75%	(243)
Valmont Industries, Inc.	22	0.66%	(282)
Illinois Tool Works, Inc.	27	0.78%	(340)
TE Connectivity Ltd.	52	0.81%	(341)
Lindsay Corp.	14	0.21%	(430)
Watts Water Technologies, Inc. — Class A	46	1.00%	(494)
Hub Group, Inc. — Class A	95	0.94%	(565)
Keysight Technologies, Inc.	21	0.35%	(567)
Sturm Ruger & Company, Inc.	123	0.81%	(630)
Total Industrial			4,751
Technology
NextGen Healthcare, Inc.	157	0.47%	1,124
NetApp, Inc.	51	0.49%	491
Akamai Technologies, Inc.	16	0.21%	251
Diodes, Inc.	21	0.21%	226
Veradigm, Inc.	227	0.38%	96
Synaptics, Inc.	30	0.34%	40
Autodesk, Inc.	8	0.21%	25
Dropbox, Inc. — Class A	218	0.75%	(66)
QUALCOMM, Inc.	31	0.43%	(98)
Hewlett Packard Enterprise Co.	381	0.83%	(111)
Immersion Corp.	280	0.23%	(115)
Zoom Video Communications, Inc. — Class A	39	0.34%	(141)
Intuit, Inc.	5	0.32%	(191)
Photronics, Inc.	144	0.37%	(222)
International Business Machines Corp.	49	0.86%	(224)
Kulicke & Soffa Industries, Inc.	122	0.75%	(324)
Box, Inc. — Class A	71	0.22%	(436)
Progress Software Corp.	94	0.62%	(438)
Total Technology			(113)
Consumer, Non-cyclical
H&R Block, Inc.	206	1.14%	2,433
Perdoceo Education Corp.	352	0.76%	2,282
Exelixis, Inc.	381	1.05%	1,393
Amgen, Inc.	34	1.15%	1,195
Dynavax Technologies Corp.	308	0.57%	925
Hackett Group, Inc.	100	0.30%	436
Innoviva, Inc.	590	0.96%	365
Humana, Inc.	18	1.10%	302
Molina Healthcare, Inc.	16	0.66%	239
United Therapeutics Corp.	38	1.08%	107
Alarm.com Holdings, Inc.	29	0.22%	81
Neurocrine Biosciences, Inc.	16	0.23%	42
Alkermes plc	58	0.20%	19
Philip Morris International, Inc.	30	0.35%	(26)
Procter & Gamble Co.	17	0.31%	(105)
John B Sanfilippo & Son, Inc.	22	0.27%	(108)
PayPal Holdings, Inc.	45	0.33%	(118)
Elevance Health, Inc.	8	0.44%	(135)
Altria Group, Inc.	129	0.68%	(205)
Heidrick & Struggles International, Inc.	101	0.32%	(232)
Envista Holdings Corp.	79	0.28%	(286)
Organon & Co.	121	0.26%	(336)
Voyager Therapeutics, Inc.	214	0.21%	(350)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pfizer, Inc.	244	1.02%	$(451)
Gilead Sciences, Inc.	115	1.08%	(467)
Merck & Company, Inc.	80	1.04%	(703)
Bristol-Myers Squibb Co.	141	1.03%	(768)
Hologic, Inc.	114	1.00%	(931)
Incyte Corp.	127	0.92%	(1,621)
Royalty Pharma plc — Class A	287	0.98%	(2,732)
Total Consumer, Non-cyclical			245
Consumer, Cyclical
Allison Transmission Holdings, Inc.	122	0.91%	2,035
MSC Industrial Direct Company, Inc. — Class A	86	1.06%	940
Murphy USA, Inc.	11	0.47%	425
Brunswick Corp.	49	0.49%	359
Taylor Morrison Home Corp. — Class A	82	0.44%	299
Boyd Gaming Corp.	105	0.80%	178
Williams-Sonoma, Inc.	12	0.23%	166
Ethan Allen Interiors, Inc.	112	0.42%	78
Cavco Industries, Inc.	6	0.20%	(13)
BorgWarner, Inc.	93	0.47%	(22)
Ulta Beauty, Inc.	11	0.55%	(111)
DR Horton, Inc.	15	0.20%	(118)
Everi Holdings, Inc.	127	0.21%	(173)
Steven Madden Ltd.	116	0.46%	(221)
Meritage Homes Corp.	25	0.38%	(263)
PulteGroup, Inc.	58	0.54%	(279)
Lennar Corp. — Class A	58	0.82%	(347)
Monarch Casino & Resort, Inc.	62	0.48%	(361)
KB Home	122	0.71%	(395)
Malibu Boats, Inc. — Class A	62	0.38%	(407)
Tri Pointe Homes, Inc.	209	0.72%	(413)
MasterCraft Boat Holdings, Inc.	100	0.28%	(483)
M/I Homes, Inc.	55	0.58%	(553)
Home Depot, Inc.	26	0.99%	(644)
Polaris, Inc.	77	1.01%	(1,227)
Total Consumer, Cyclical			(1,550)
Utilities
ONE Gas, Inc.	40	0.34%	(183)
Public Service Enterprise Group, Inc.	143	1.02%	(310)
Clearway Energy, Inc. — Class C	111	0.30%	(405)
Atmos Energy Corp.	75	1.00%	(659)
Chesapeake Utilities Corp.	36	0.44%	(695)
National Fuel Gas Co.	163	1.06%	(712)
OGE Energy Corp.	254	1.07%	(1,255)
Total Utilities			(4,219)
Basic Materials
NewMarket Corp.	18	1.03%	1,836
CF Industries Holdings, Inc.	29	0.31%	492
Olin Corp.	159	1.00%	(999)
Total Basic Materials			1,329
Energy
Exxon Mobil Corp.	74	1.09%	1,479
Marathon Petroleum Corp.	23	0.44%	1,234
Valero Energy Corp.	40	0.71%	1,140
PBF Energy, Inc. — Class A	46	0.31%	775
Cheniere Energy, Inc.	25	0.52%	545
Par Pacific Holdings, Inc.	101	0.46%	46
CNX Resources Corp.	227	0.64%	45
Occidental Petroleum Corp.	98	0.80%	26
Range Resources Corp.	55	0.22%	20
Magnolia Oil & Gas Corp. — Class A	188	0.54%	(37)
Chesapeake Energy Corp.	95	1.03%	(82)
Equities Corp.	43	0.22%	(83)
SandRidge Energy, Inc.	163	0.32%	(94)
Chord Energy Corp.	51	1.04%	(99)
Coterra Energy, Inc. — Class A	129	0.44%	(117)
Southwestern Energy Co.	599	0.49%	(118)
Total Energy			4,680
Financial
MGIC Investment Corp.	488	1.02%	1,125
Preferred Bank/Los Angeles CA	103	0.81%	1,012
NMI Holdings, Inc. — Class A	104	0.35%	767
Essent Group Ltd.	170	1.01%	662
Mr Cooper Group, Inc.	107	0.72%	451
Western Union Co.	415	0.69%	415
SouthState Corp.	44	0.37%	116
M&T Bank Corp.	22	0.35%	98
East West Bancorp, Inc.	33	0.22%	(28)
International Bancshares Corp.	54	0.29%	(54)
Capital One Financial Corp.	23	0.28%	(78)
Citizens Financial Group, Inc.	97	0.33%	(88)
Enact Holdings, Inc.	119	0.41%	(93)
Enova International, Inc.	47	0.30%	(93)
Globe Life, Inc.	25	0.34%	(135)
S&T Bancorp, Inc.	100	0.34%	(154)
Independent Bank Corp.	37	0.23%	(389)
FB Financial Corp.	74	0.26%	(550)
Fulton Financial Corp.	341	0.52%	(749)
Equity Commonwealth	444	1.03%	(946)
Total Financial			1,289
Total GS Equity Long Custom Basket			$2,793

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	423	(0.50)%	3,490
Utz Brands, Inc.	970	(0.72)%	2,705
Cooper Companies, Inc.	65	(1.15)%	2,683
Equifax, Inc.	87	(0.88)%	1,945
TreeHouse Foods, Inc.	517	(1.25)%	1,918
ICU Medical, Inc.	67	(0.44)%	1,309
Bright Horizons Family Solutions, Inc.	118	(0.53)%	1,243
Pilgrim's Pride Corp.	727	(0.92)%	907
ABM Industries, Inc.	154	(0.34)%	826

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Automatic Data Processing, Inc.	70	(0.93)%	$723
Cintas Corp.	41	(1.09)%	650
Tyson Foods, Inc. — Class A	313	(0.88)%	348
CBIZ, Inc.	167	(0.48)%	264
Booz Allen Hamilton Holding Corp.	172	(1.04)%	(74)
TransUnion	216	(0.86)%	(262)
Neogen Corp.	432	(0.44)%	(469)
RB Global, Inc.	411	(1.42)%	(770)
ICF International, Inc.	127	(0.85)%	(2,150)
Total Consumer, Non-cyclical			15,286
Financial
Sun Communities, Inc.	220	(1.44)%	9,913
American Tower Corp. — Class A	148	(1.35)%	7,626
Outfront Media, Inc.	1,195	(0.67)%	7,303
Rexford Industrial Realty, Inc.	380	(1.04)%	4,556
Kennedy-Wilson Holdings, Inc.	1,632	(1.33)%	4,424
Healthcare Realty Trust, Inc.	669	(0.57)%	3,797
Raymond James Financial, Inc.	251	(1.40)%	3,284
Americold Realty Trust, Inc.	693	(1.17)%	2,861
UMH Properties, Inc.	1,703	(1.32)%	2,320
TFS Financial Corp.	1,813	(1.19)%	2,227
Equinix, Inc.	34	(1.37)%	2,154
Jones Lang LaSalle, Inc.	132	(1.03)%	1,898
Alexander & Baldwin, Inc.	889	(0.82)%	1,744
SLM Corp.	670	(0.51)%	1,408
Rayonier, Inc.	254	(0.40)%	1,373
Pathward Financial, Inc.	245	(0.63)%	1,195
New York Mortgage Trust, Inc.	1,609	(0.76)%	1,192
Northern Trust Corp.	178	(0.69)%	970
NU Holdings Limited/Cayman Islands — Class A	1,846	(0.74)%	952
Stellar Bancorp, Inc.	428	(0.51)%	842
Starwood Property Trust, Inc.	860	(0.92)%	801
Popular, Inc.	341	(1.19)%	761
Crown Castle, Inc.	82	(0.42)%	559
BOK Financial Corp.	192	(0.85)%	431
Annaly Capital Management, Inc.	543	(0.57)%	403
Hanover Insurance Group, Inc.	147	(0.90)%	283
PotlatchDeltic Corp.	374	(0.94)%	241
Equity LifeStyle Properties, Inc.	126	(0.45)%	216
Assured Guaranty Ltd.	181	(0.61)%	194
AGNC Investment Corp.	1,464	(0.77)%	90
Progressive Corp.	60	(0.46)%	(89)
Ventas, Inc.	542	(1.27)%	(96)
Apollo Global Management, Inc.	115	(0.57)%	(289)
Carlyle Group, Inc.	601	(1.01)%	(501)
Allstate Corp.	198	(1.22)%	(720)
PennyMac Financial Services, Inc.	292	(1.08)%	(1,069)
Brighthouse Financial, Inc.	505	(1.37)%	(1,261)
Welltower, Inc.	278	(1.26)%	(1,413)
KKR & Company, Inc. — Class A	430	(1.47)%	(2,202)
Digital Realty Trust, Inc.	90	(0.60)%	(2,294)
Iron Mountain, Inc.	415	(1.37)%	(2,369)
Total Financial			53,715
Utilities
AES Corp.	1,525	(1.29)%	8,357
Avista Corp.	699	(1.26)%	6,665
Portland General Electric Co.	614	(1.38)%	3,824
PG&E Corp.	1,613	(1.44)%	1,897
Edison International	390	(1.37)%	1,695
Exelon Corp.	376	(0.79)%	719
Spire, Inc.	314	(0.99)%	517
FirstEnergy Corp.	527	(1.00)%	408
Duke Energy Corp.	301	(1.47)%	(466)
Total Utilities			23,616
Basic Materials
Hecla Mining Co.	3,344	(0.73)%	5,305
Piedmont Lithium, Inc.	272	(0.60)%	4,238
Alcoa Corp.	603	(0.97)%	2,450
Royal Gold, Inc.	108	(0.64)%	1,804
Avient Corp.	266	(0.52)%	1,170
Novagold Resources, Inc.	3,848	(0.82)%	1,001
Ecolab, Inc.	81	(0.76)%	987
Kaiser Aluminum Corp.	237	(0.99)%	436
Century Aluminum Co.	1,118	(0.45)%	241
Mercer International, Inc.	1,303	(0.62)%	(76)
Carpenter Technology Corp.	297	(1.11)%	(7,411)
Total Basic Materials			10,145
Energy
Baker Hughes Co.	349	(0.68)%	237
NOV, Inc.	999	(1.16)%	(46)
Halliburton Co.	521	(1.17)%	(108)
Archrock, Inc.	930	(0.65)%	(110)
Expro Group Holdings N.V.	449	(0.58)%	(199)
Noble Corporation plc	177	(0.50)%	(785)
TechnipFMC plc	822	(0.93)%	(954)
Helix Energy Solutions Group, Inc.	848	(0.53)%	(1,344)
Valaris Ltd.	139	(0.58)%	(2,334)
Hess Corp.	167	(1.42)%	(3,153)
Total Energy			(8,796)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	931	(1.15)%	4,477
UniFirst Corp.	105	(0.95)%	3,840
Topgolf Callaway Brands Corp.	910	(0.70)%	2,722
Shake Shack, Inc. — Class A	168	(0.54)%	1,661
Floor & Decor Holdings, Inc. — Class A	160	(0.80)%	917
Life Time Group Holdings, Inc.	542	(0.46)%	886
VF Corp.	924	(0.91)%	307

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OPENLANE, Inc.	853	(0.71)%	$175
Newell Brands, Inc.	878	(0.44)%	(192)
Tesla, Inc.	21	(0.29)%	(622)
Total Consumer, Cyclical			14,171
Industrial
MasTec, Inc.	116	(0.46)%	2,528
3M Co.	165	(0.86)%	2,029
GATX Corp.	128	(0.77)%	644
Tetra Tech, Inc.	69	(0.58)%	401
Republic Services, Inc. — Class A	37	(0.29)%	260
Stericycle, Inc.	241	(0.60)%	25
Jacobs Solutions, Inc.	40	(0.30)%	(174)
Trinity Industries, Inc.	544	(0.73)%	(272)
Casella Waste Systems, Inc. — Class A	197	(0.83)%	(1,759)
MSA Safety, Inc.	104	(0.91)%	(1,997)
Total Industrial			1,685
Technology
Science Applications International Corp.	224	(1.31)%	1,994
Evolent Health, Inc. — Class A	364	(0.55)%	1,887
KBR, Inc.	360	(1.18)%	853
Take-Two Interactive Software, Inc.	93	(0.72)%	(24)
Paycor HCM, Inc.	853	(1.08)%	(152)
Ceridian HCM Holding, Inc.	250	(0.94)%	(1,931)
Total Technology			2,627
Communications
DoorDash, Inc. — Class A	131	(0.58)%	(1,288)
Total GS Equity Short Custom Basket			$111,161

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the 7-day yield as of September 30, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,369,219	$—	$—	$3,369,219
Money Market Fund	43,107	—	—	43,107
Equity Custom Basket Swap Agreements**	—	229,569	—	229,569
Total Assets	$3,412,326	$229,569	$—	$3,641,895

**	This derivative is reported as unrealized appreciation/depreciation at period end.

 NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Series A (StylePlus ꟷ Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus ꟷ Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus ꟷ Small Growth Series)	Diversified
Series Y (StylePlus ꟷ Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM" or the "Adviser"), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

CLOs, CDOs, MBS, ABS and other structured finance securiites are generally valued using a pricing service provider.

Typically, loans are valued using information provided by pricing service provider which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreemetns allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under ta reverse repurchase agreement, A Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to dermine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreemen may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At September 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$208,409,323	$3,578,766	$(11,053,017)	$(7,474,251)
Series B (Large Cap Value Series)	168,068,023	35,295,027	(10,796,844)	24,498,183
Series D (World Equity Income Series)	105,068,014	6,798,535	(5,438,440)	1,360,095
Series E (Total Return Bond Series)	163,513,717	24,755	(20,832,855)	(20,808,100)
Series F (Floating Rate Strategies Series)	68,504,418	246,583	(1,332,127)	(1,085,544)
Series J (StylePlus—Mid Growth Series)	145,342,870	2,537,197	(9,904,033)	(7,366,836)
Series N (Managed Asset Allocation Series)	28,513,037	7,198,444	(2,303,083)	4,895,361
Series O (All Cap Value Series)	77,466,057	16,721,982	(5,165,607)	11,556,375
Series P (High Yield Series)	35,061,290	134,768	(4,800,469)	(4,665,701)
Series Q (Small Cap Value Series)	56,935,290	8,479,068	(7,954,399)	524,669
Series V (SMid Cap Value Series)	137,188,940	27,549,801	(13,482,621)	14,067,180
Series X (StylePlus—Small Growth Series)	23,979,550	615,791	(2,214,786)	(1,598,995)
Series Y (StylePlus—Large Growth Series)	43,145,559	784,479	(2,181,469)	(1,396,990)
Series Z (Alpha Opportunity Series)	3,449,025	366,788	(173,918)	192,870

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2023. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2023, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Higginbotham Insurance Agency, Inc.	11/25/28	$128,228	$1,256
	Lightning A	03/01/37	195,739	–
	Thunderbird A	03/01/37	198,667	–
			$522,634	$1,256
Series F (Floating Rate Strategies Series)
	Authentic Brands	12/21/28	48,148	30
Series P (High Yield Series)
	WellSky Corp.	11/24/23	63,000	–

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$702,000	$60
	LSTAR Securities Investment Ltd.
	2021-1 8.24% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	220,143	216,065
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,998	486,125
			$1,422,141	$702,250
Series P (High Yield Series)
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	18,529
			$353,909	$18,529

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.